Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2013
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2014
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2014
PFI Prospectus - Class A, B, C, J, P
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar. 01, 2014
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime Strategic Income Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and as a secondary objective, capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 268, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 14.6% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.60%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real asset and alternative investments, and fixed-income Funds according to an asset allocation strategy designed for investors primarily seeking current income and secondarily capital appreciation. Alternative investments aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, timber and private equity. The Fund's asset allocation is designed for investors who are approximately 15 years beyond the normal retirement age of 65. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.
Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in equity securities of large market capitalization companies, growth and value stocks, fixed-income securities (including high yield or “junk” bonds), domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), real estate securities, derivatives, mortgage-backed securities, and U.S. government and U.S. government-sponsored securities. The underlying funds engage in derivative transactions to gain exposure to a variety of securities or asset classes or attempt to reduce risk. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Index Fund Investment Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Risk Lose Money [Text]	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	Class A shares commenced operations on June 28, 2005, and Class B shares commenced operations on March 15, 2006.

•
The returns for Class A and B shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A and B shares.

•	The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on March 1, 2001.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Effective March 1, 2014, the Account's primary benchmark will change from Barclays U.S. Aggregate Bond Index to the S&P Target Date Retirement Income Index because the S&P Target Date Indexes are more widely used and recognized in the industry. Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2013, the weightings for the Principal LifeTime Strategic Income Blended Index were 75.00% Barclays U.S. Aggregate Bond Index, 19.45% Russell 3000® Index, and 5.55% MSCI EAFE Index NDTR D. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 each year (Class A shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q3 '09	9.69%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-11.34%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Classes B and J shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Classes B and J shares.
Effective March 1, 2014, the Account's primary benchmark will change from Barclays U.S. Aggregate Bond Index to the S&P Target Date Retirement Income Index because the S&P Target Date Indexes are more widely used and recognized in the industry. Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2013, the weightings for the Principal LifeTime Strategic Income Blended Index were 75.00% Barclays U.S. Aggregate Bond Index, 19.45% Russell 3000® Index, and 5.55% MSCI EAFE Index NDTR D. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2013
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime Strategic Income Fund [Member] | Barclays Aggregate Bond Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Years	rr_AverageAnnualReturnYear05	4.44%
10 Years	rr_AverageAnnualReturnYear10	4.55%
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime Strategic Income Fund [Member] | S&P Target Date Retirement Income Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P Target Date Retirement Income Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	6.28%
5 Years	rr_AverageAnnualReturnYear05	7.62%
10 Years	rr_AverageAnnualReturnYear10	4.85%
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime Strategic Income Fund [Member] | Russell 3000 Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	33.55%
5 Years	rr_AverageAnnualReturnYear05	18.71%
10 Years	rr_AverageAnnualReturnYear10	7.88%
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime Strategic Income Fund [Member] | MSCI - EAFE NDTR D Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	22.78%
5 Years	rr_AverageAnnualReturnYear05	12.44%
10 Years	rr_AverageAnnualReturnYear10	6.91%
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime Strategic Income Fund [Member] | Principal LifeTime Strategic Income Blended Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Principal LifeTime Strategic Income Blended Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	5.51%
5 Years	rr_AverageAnnualReturnYear05	7.83%
10 Years	rr_AverageAnnualReturnYear10	5.60%
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime Strategic Income Fund [Member] | Principal LifeTime Strategic Income Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PALTX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.03%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.09%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.00%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	473
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	699
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	944
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,645
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	473
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	699
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	944
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,645
Annual Return 2004	rr_AnnualReturn2004	9.76%
Annual Return 2005	rr_AnnualReturn2005	2.84%
Annual Return 2006	rr_AnnualReturn2006	8.64%
Annual Return 2007	rr_AnnualReturn2007	1.34%
Annual Return 2008	rr_AnnualReturn2008	(22.59%)
Annual Return 2009	rr_AnnualReturn2009	18.16%
Annual Return 2010	rr_AnnualReturn2010	10.73%
Annual Return 2011	rr_AnnualReturn2011	3.25%
Annual Return 2012	rr_AnnualReturn2012	9.03%
Annual Return 2013	rr_AnnualReturn2013	5.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.34%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.08%
5 Years	rr_AverageAnnualReturnYear05	8.29%
10 Years	rr_AverageAnnualReturnYear10	3.66%
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime Strategic Income Fund [Member] | Principal LifeTime Strategic Income Fund, Class A [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	0.37%
5 Years	rr_AverageAnnualReturnYear05	7.37%
10 Years	rr_AverageAnnualReturnYear10	2.57%
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime Strategic Income Fund [Member] | Principal LifeTime Strategic Income Fund, Class A [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	0.70%
5 Years	rr_AverageAnnualReturnYear05	6.20%
10 Years	rr_AverageAnnualReturnYear10	2.50%
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime Strategic Income Fund [Member] | Principal LifeTime Strategic Income Fund, Class B [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLTSX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.03%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	4.62%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	6.24%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.49%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.75%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	678
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,783
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,833
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,667
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	178
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,383
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,633
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,667
Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.76%)
5 Years	rr_AverageAnnualReturnYear05	7.99%
10 Years	rr_AverageAnnualReturnYear10	3.45%
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime Strategic Income Fund [Member] | Principal LifeTime Strategic Income Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLSJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.03%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.96%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.95%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	197
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	305
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	530
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,177
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	97
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	305
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	530
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,177
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.06%
5 Years	rr_AverageAnnualReturnYear05	9.06%
10 Years	rr_AverageAnnualReturnYear10	4.10%
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime 2010 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2010 FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a total return consisting of long-term growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 268, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 15.2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.20%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real asset and alternative investments, and fixed-income Funds according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. Alternative investments aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, timber and private equity. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.
Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in equity securities of large market capitalization companies, growth and value stocks, fixed-income securities (including high yield or “junk” bonds), domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), real estate securities, derivatives, mortgage-backed and asset-backed securities, and U.S. government and U.S. government-sponsored securities. The underlying funds engage in derivative transactions to gain exposure to a variety of securities or asset classes or attempt to reduce risk. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards.
Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Index Fund Investment Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Risk Lose Money [Text]	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	Class A shares commenced operations on June 28, 2005.

•	The returns for Class A, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A shares.

•	The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on March 1, 2001.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Effective March 1, 2014, the Account's primary benchmark will change from Barclays U.S. Aggregate Bond Index to the S&P Target Date 2010 Index because the S&P Target Date Indexes are more widely used and recognized in the industry. Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2013, the weightings for the Principal LifeTime 2010 Blended Index were 57.50% Barclays U.S. Aggregate Bond Index, 31.35% Russell 3000® Index, and 11.15% MSCI EAFE Index NDTR D. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 each year (Class A shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 '09	13.95%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-16.36%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Class J shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class J shares.
Effective March 1, 2014, the Account's primary benchmark will change from Barclays U.S. Aggregate Bond Index to the S&P Target Date 2010 Index because the S&P Target Date Indexes are more widely used and recognized in the industry. Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2013, the weightings for the Principal LifeTime 2010 Blended Index were 57.50% Barclays U.S. Aggregate Bond Index, 31.35% Russell 3000® Index, and 11.15% MSCI EAFE Index NDTR D. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2013
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime 2010 Fund [Member] | Barclays Aggregate Bond Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Years	rr_AverageAnnualReturnYear05	4.44%
10 Years	rr_AverageAnnualReturnYear10	4.55%
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime 2010 Fund [Member] | S&P Target Date 2010 Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P Target Date 2010 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	9.42%
5 Years	rr_AverageAnnualReturnYear05	9.16%
10 Years	rr_AverageAnnualReturnYear10	5.47%
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime 2010 Fund [Member] | Russell 3000 Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	33.55%
5 Years	rr_AverageAnnualReturnYear05	18.71%
10 Years	rr_AverageAnnualReturnYear10	7.88%
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime 2010 Fund [Member] | MSCI - EAFE NDTR D Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	22.78%
5 Years	rr_AverageAnnualReturnYear05	12.44%
10 Years	rr_AverageAnnualReturnYear10	6.91%
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime 2010 Fund [Member] | Principal LifeTime 2010 Blended Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Principal LifeTime 2010 Blended Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.07%
5 Years	rr_AverageAnnualReturnYear05	10.85%
10 Years	rr_AverageAnnualReturnYear10	5.72%
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime 2010 Fund [Member] | Principal Lifetime 2010 Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PENAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.03%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.11%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.04%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	477
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	707
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	956
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,669
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	477
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	707
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	956
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,669
Annual Return 2004	rr_AnnualReturn2004	10.45%
Annual Return 2005	rr_AnnualReturn2005	4.33%
Annual Return 2006	rr_AnnualReturn2006	11.36%
Annual Return 2007	rr_AnnualReturn2007	3.28%
Annual Return 2008	rr_AnnualReturn2008	(30.59%)
Annual Return 2009	rr_AnnualReturn2009	24.63%
Annual Return 2010	rr_AnnualReturn2010	13.41%
Annual Return 2011	rr_AnnualReturn2011	0.84%
Annual Return 2012	rr_AnnualReturn2012	11.55%
Annual Return 2013	rr_AnnualReturn2013	10.56%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.36%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.43%
5 Years	rr_AverageAnnualReturnYear05	11.08%
10 Years	rr_AverageAnnualReturnYear10	4.52%
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime 2010 Fund [Member] | Principal Lifetime 2010 Fund, Class A [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	5.79%
5 Years	rr_AverageAnnualReturnYear05	10.34%
10 Years	rr_AverageAnnualReturnYear10	3.64%
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime 2010 Fund [Member] | Principal Lifetime 2010 Fund, Class A [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.76%
5 Years	rr_AverageAnnualReturnYear05	8.57%
10 Years	rr_AverageAnnualReturnYear10	3.31%
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime 2010 Fund [Member] | Principal Lifetime 2010 Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTAJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.03%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.97%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.96%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	198
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	308
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	535
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,189
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	98
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	308
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	535
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,189
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.63%
5 Years	rr_AverageAnnualReturnYear05	11.92%
10 Years	rr_AverageAnnualReturnYear10	5.02%
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime 2020 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2020 FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a total return consisting of long-term growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 268, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 25.7% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.70%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real asset and alternative investments, and fixed-income Funds according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. Alternative investments aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, timber and private equity. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.
Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in equity securities of large market capitalization companies, growth and value stocks, fixed-income securities (including high yield or “junk” bonds), domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), real estate securities, derivatives, mortgage-backed and asset-backed securities, and U.S. government and U.S. government-sponsored securities. The underlying funds engage in derivative transactions to gain exposure to a variety of securities or asset classes or attempt to reduce risk. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards.
Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Index Fund Investment Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Risk Lose Money [Text]	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	Class A and B shares commenced operations on June 28, 2005.

•
The returns for Class A and B shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A and B shares.

•	The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on March 1, 2001.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Effective March 1, 2014, the Account's primary benchmark will change from Russell 3000® Index to the S&P Target Date 2020 Index because the S&P Target Date Indexes are more widely used and recognized in the industry. Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2013, the weightings for the Principal LifeTime 2020 Blended Index were 45.95% Russell 3000® Index, 37.25% Barclays U.S. Aggregate Bond Index, and 16.80% MSCI EAFE Index NDTR D. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 each year (Class A shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 '09	15.99%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-18.46%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Classes B and J shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Classes B and J shares.
Effective March 1, 2014, the Account's primary benchmark will change from Russell 3000® Index to the S&P Target Date 2020 Index because the S&P Target Date Indexes are more widely used and recognized in the industry. Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2013, the weightings for the Principal LifeTime 2020 Blended Index were 45.95% Russell 3000® Index, 37.25% Barclays U.S. Aggregate Bond Index, and 16.80% MSCI EAFE Index NDTR D. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2013
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime 2020 Fund [Member] | Barclays Aggregate Bond Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Years	rr_AverageAnnualReturnYear05	4.44%
10 Years	rr_AverageAnnualReturnYear10	4.55%
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime 2020 Fund [Member] | S&P Target Date 2020 Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P Target Date 2020 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	14.76%
5 Years	rr_AverageAnnualReturnYear05	11.75%
10 Years	rr_AverageAnnualReturnYear10	6.26%
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime 2020 Fund [Member] | Russell 3000 Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	33.55%
5 Years	rr_AverageAnnualReturnYear05	18.71%
10 Years	rr_AverageAnnualReturnYear10	7.88%
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime 2020 Fund [Member] | MSCI - EAFE NDTR D Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	22.78%
5 Years	rr_AverageAnnualReturnYear05	12.44%
10 Years	rr_AverageAnnualReturnYear10	6.91%
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime 2020 Fund [Member] | Principal LifeTime 2020 Blended Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Principal LifeTime 2020 Blended Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	17.78%
5 Years	rr_AverageAnnualReturnYear05	12.88%
10 Years	rr_AverageAnnualReturnYear10	6.35%
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime 2020 Fund [Member] | Principal LifeTime 2020 Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTBAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.03%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.12%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.08%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	654
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	882
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,129
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,834
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	654
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	882
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,129
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,834
Annual Return 2004	rr_AnnualReturn2004	10.90%
Annual Return 2005	rr_AnnualReturn2005	6.35%
Annual Return 2006	rr_AnnualReturn2006	13.70%
Annual Return 2007	rr_AnnualReturn2007	4.83%
Annual Return 2008	rr_AnnualReturn2008	(34.00%)
Annual Return 2009	rr_AnnualReturn2009	27.00%
Annual Return 2010	rr_AnnualReturn2010	14.37%
Annual Return 2011	rr_AnnualReturn2011	(1.48%)
Annual Return 2012	rr_AnnualReturn2012	14.31%
Annual Return 2013	rr_AnnualReturn2013	15.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.46%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.13%
5 Years	rr_AverageAnnualReturnYear05	12.29%
10 Years	rr_AverageAnnualReturnYear10	5.18%
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime 2020 Fund [Member] | Principal LifeTime 2020 Fund, Class A [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	8.26%
5 Years	rr_AverageAnnualReturnYear05	11.61%
10 Years	rr_AverageAnnualReturnYear10	4.36%
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime 2020 Fund [Member] | Principal LifeTime 2020 Fund, Class A [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	5.52%
5 Years	rr_AverageAnnualReturnYear05	9.63%
10 Years	rr_AverageAnnualReturnYear10	3.90%
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime 2020 Fund [Member] | Principal LifeTime 2020 Fund, Class B [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLIBX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.03%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.60%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.30%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.83%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	686
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,066
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,380
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,295
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	186
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	666
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,180
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,295
Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.69%
5 Years	rr_AverageAnnualReturnYear05	12.48%
10 Years	rr_AverageAnnualReturnYear10	5.01%
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime 2020 Fund [Member] | Principal LifeTime 2020 Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLFJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.03%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.02%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.01%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	203
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	324
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	562
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,247
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	103
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	324
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	562
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,247
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.63%
5 Years	rr_AverageAnnualReturnYear05	13.56%
10 Years	rr_AverageAnnualReturnYear10	5.87%
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime 2030 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2030 FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a total return consisting of long-term growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 268, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 25.1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.10%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real asset and alternative investments, and fixed-income Funds according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. Alternative investments aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, timber and private equity. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.
Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in equity securities of small, medium, and large market capitalization companies, growth and value stocks, fixed-income securities (including high yield or “junk” bonds), domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), real estate securities, derivatives, and U.S. government and U.S. government-sponsored securities. The underlying funds engage in derivative transactions to gain exposure to a variety of securities or asset classes or attempt to reduce risk. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps) and forwards.
Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Index Fund Investment Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Risk Lose Money [Text]	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	Class A and B shares commenced operations on June 28, 2005.

•
The returns for Class A and B shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A and B shares.

•	The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on March 1, 2001.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Effective March 1, 2014, the Account's primary benchmark will change from Russell 3000® Index to the S&P Target Date 2030 Index because the S&P Target Date Indexes are more widely used and recognized in the industry. Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2013, the weightings for the Principal LifeTime 2030 Blended Index were 55.80% Russell 3000® Index, 23.75% Barclays U.S. Aggregate Bond Index, and 20.45% MSCI EAFE Index NDTR D. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 each year (Class A shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 '09	16.94%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-20.15%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Classes B and J shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Classes B and J shares.
Effective March 1, 2014, the Account's primary benchmark will change from Russell 3000® Index to the S&P Target Date 2030 Index because the S&P Target Date Indexes are more widely used and recognized in the industry. Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2013, the weightings for the Principal LifeTime 2030 Blended Index were 55.80% Russell 3000® Index, 23.75% Barclays U.S. Aggregate Bond Index, and 20.45% MSCI EAFE Index NDTR D. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2013
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime 2030 Fund [Member] | Barclays Aggregate Bond Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Years	rr_AverageAnnualReturnYear05	4.44%
10 Years	rr_AverageAnnualReturnYear10	4.55%
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime 2030 Fund [Member] | S&P Target Date 2030 Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P Target Date 2030 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	19.14%
5 Years	rr_AverageAnnualReturnYear05	13.60%
10 Years	rr_AverageAnnualReturnYear10	6.73%
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime 2030 Fund [Member] | Russell 3000 Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	33.55%
5 Years	rr_AverageAnnualReturnYear05	18.71%
10 Years	rr_AverageAnnualReturnYear10	7.88%
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime 2030 Fund [Member] | MSCI - EAFE NDTR D Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	22.78%
5 Years	rr_AverageAnnualReturnYear05	12.44%
10 Years	rr_AverageAnnualReturnYear10	6.91%
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime 2030 Fund [Member] | Principal LifeTime 2030 Blended Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Principal LifeTime 2030 Blended Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	22.26%
5 Years	rr_AverageAnnualReturnYear05	14.29%
10 Years	rr_AverageAnnualReturnYear10	6.67%
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime 2030 Fund [Member] | Principal LifeTime 2030 Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTCAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.03%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.20%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.12%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	658
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	901
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,165
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,917
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	658
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	901
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,165
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,917
Annual Return 2004	rr_AnnualReturn2004	11.41%
Annual Return 2005	rr_AnnualReturn2005	7.02%
Annual Return 2006	rr_AnnualReturn2006	14.59%
Annual Return 2007	rr_AnnualReturn2007	5.82%
Annual Return 2008	rr_AnnualReturn2008	(36.57%)
Annual Return 2009	rr_AnnualReturn2009	28.44%
Annual Return 2010	rr_AnnualReturn2010	15.08%
Annual Return 2011	rr_AnnualReturn2011	(2.59%)
Annual Return 2012	rr_AnnualReturn2012	15.20%
Annual Return 2013	rr_AnnualReturn2013	18.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.15%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.34%
5 Years	rr_AverageAnnualReturnYear05	13.27%
10 Years	rr_AverageAnnualReturnYear10	5.50%
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime 2030 Fund [Member] | Principal LifeTime 2030 Fund, Class A [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	11.38%
5 Years	rr_AverageAnnualReturnYear05	12.60%
10 Years	rr_AverageAnnualReturnYear10	4.73%
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime 2030 Fund [Member] | Principal LifeTime 2030 Fund, Class A [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	7.42%
5 Years	rr_AverageAnnualReturnYear05	10.44%
10 Years	rr_AverageAnnualReturnYear10	4.19%
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime 2030 Fund [Member] | Principal LifeTime 2030 Fund, Class B [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTCBX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.03%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.67%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.41%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.87%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	690
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,091
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,428
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,395
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	190
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	691
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,228
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,395
Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.91%
5 Years	rr_AverageAnnualReturnYear05	13.42%
10 Years	rr_AverageAnnualReturnYear10	5.37%
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime 2030 Fund [Member] | Principal LifeTime 2030 Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLTJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.03%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.07%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.06%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	208
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	339
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	589
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,305
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	108
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	339
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	589
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,305
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	17.86%
5 Years	rr_AverageAnnualReturnYear05	14.51%
10 Years	rr_AverageAnnualReturnYear10	6.18%
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime 2040 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2040 FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a total return consisting of long-term growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 268, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 30.1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.10%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real asset and alternative investments, and fixed-income Funds according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. Alternative investments aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, timber and private equity. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.
Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in equity securities of small, medium, and large market capitalization companies, growth and value stocks, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options to manage equity exposure.
Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Index Fund Investment Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Risk Lose Money [Text]	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	Class A and B shares commenced operations on June 28, 2005.

•
The returns for Class A and B shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A and B shares.

•	The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on March 1, 2001.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Effective March 1, 2014, the Account's primary benchmark will change from Russell 3000® Index to the S&P Target Date 2040 Index because the S&P Target Date Indexes are more widely used and recognized in the industry. Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2013, the weightings for the Principal LifeTime 2040 Blended Index were 62.45% Russell 3000® Index, 24.35% MSCI EAFE Index NDTR D, and 13.20% Barclays U.S. Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 each year (Class A shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 '09	17.31%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-21.45%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Classes B and J shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Classes B and J shares.
Effective March 1, 2014, the Account's primary benchmark will change from Russell 3000® Index to the S&P Target Date 2040 Index because the S&P Target Date Indexes are more widely used and recognized in the industry. Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2013, the weightings for the Principal LifeTime 2040 Blended Index were 62.45% Russell 3000® Index, 24.35% MSCI EAFE Index NDTR D, and 13.20% Barclays U.S. Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2013
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime 2040 Fund [Member] | Barclays Aggregate Bond Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Years	rr_AverageAnnualReturnYear05	4.44%
10 Years	rr_AverageAnnualReturnYear10	4.55%
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime 2040 Fund [Member] | S&P Target Date 2040 Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P Target Date 2040 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	22.10%
5 Years	rr_AverageAnnualReturnYear05	14.77%
10 Years	rr_AverageAnnualReturnYear10	6.96%
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime 2040 Fund [Member] | Russell 3000 Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	33.55%
5 Years	rr_AverageAnnualReturnYear05	18.71%
10 Years	rr_AverageAnnualReturnYear10	7.88%
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime 2040 Fund [Member] | MSCI - EAFE NDTR D Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	22.78%
5 Years	rr_AverageAnnualReturnYear05	12.44%
10 Years	rr_AverageAnnualReturnYear10	6.91%
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime 2040 Fund [Member] | Principal LifeTime 2040 Blended Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Principal LifeTime 2040 Blended Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.86%
5 Years	rr_AverageAnnualReturnYear05	15.33%
10 Years	rr_AverageAnnualReturnYear10	6.96%
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime 2040 Fund [Member] | Principal LifeTime 2040 Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTDAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.03%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.27%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.15%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	661
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	918
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,196
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,988
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	661
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	918
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,196
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,988
Annual Return 2004	rr_AnnualReturn2004	11.57%
Annual Return 2005	rr_AnnualReturn2005	7.38%
Annual Return 2006	rr_AnnualReturn2006	15.18%
Annual Return 2007	rr_AnnualReturn2007	6.55%
Annual Return 2008	rr_AnnualReturn2008	(38.43%)
Annual Return 2009	rr_AnnualReturn2009	28.99%
Annual Return 2010	rr_AnnualReturn2010	15.34%
Annual Return 2011	rr_AnnualReturn2011	(3.69%)
Annual Return 2012	rr_AnnualReturn2012	16.27%
Annual Return 2013	rr_AnnualReturn2013	21.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.45%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.14%
5 Years	rr_AverageAnnualReturnYear05	13.91%
10 Years	rr_AverageAnnualReturnYear10	5.67%
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime 2040 Fund [Member] | Principal LifeTime 2040 Fund, Class A [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	13.89%
5 Years	rr_AverageAnnualReturnYear05	13.30%
10 Years	rr_AverageAnnualReturnYear10	4.93%
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime 2040 Fund [Member] | Principal LifeTime 2040 Fund, Class A [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	9.28%
5 Years	rr_AverageAnnualReturnYear05	11.06%
10 Years	rr_AverageAnnualReturnYear10	4.38%
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime 2040 Fund [Member] | Principal LifeTime 2040 Fund, Class B [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTDBX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.03%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.81%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.58%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.68%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.90%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	693
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,127
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,499
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,532
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	727
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,299
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,532
Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.95%
5 Years	rr_AverageAnnualReturnYear05	14.12%
10 Years	rr_AverageAnnualReturnYear10	5.53%
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime 2040 Fund [Member] | Principal LifeTime 2040 Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTDJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.03%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.14%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.13%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	215
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	361
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	626
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,385
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	115
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	361
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	626
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,385
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	20.84%
5 Years	rr_AverageAnnualReturnYear05	15.11%
10 Years	rr_AverageAnnualReturnYear10	6.29%
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime 2050 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2050 FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a total return consisting of long-term growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 268, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 29.5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.50%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real asset and alternative investments, and fixed-income Funds according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. Alternative investments aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, timber and private equity. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.
Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in equity securities of small, medium, and large market capitalization companies, growth and value stocks, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options to manage equity exposure.
Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Index Fund Investment Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Risk Lose Money [Text]	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	Class A shares commenced operations on June 28, 2005, Class B shares commenced operations on March 15, 2006.

•
The returns for Class A and B shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A and B shares.

•	The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on March 1, 2001.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Effective March 1, 2014, the Account's primary benchmark will change from Russell 3000® Index to the S&P Target Date 2050 Index because the S&P Target Date Indexes are more widely used and recognized in the industry. Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2013, the weightings for the Principal LifeTime 2050 Blended Index were 65.85% Russell 3000® Index, 27.10% MSCI EAFE Index NDTR D, and 7.05% Barclays U.S. Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 each year (Class A shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 '09	17.71%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-22.13%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Classes B and J shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Classes B and J shares.
Effective March 1, 2014, the Account's primary benchmark will change from Russell 3000® Index to the S&P Target Date 2050 Index because the S&P Target Date Indexes are more widely used and recognized in the industry. Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2013, the weightings for the Principal LifeTime 2050 Blended Index were 65.85% Russell 3000® Index, 27.10% MSCI EAFE Index NDTR D, and 7.05% Barclays U.S. Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2013
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime 2050 Fund [Member] | Barclays Aggregate Bond Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Years	rr_AverageAnnualReturnYear05	4.44%
10 Years	rr_AverageAnnualReturnYear10	4.55%
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime 2050 Fund [Member] | S&P Target Date 2050 Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Label	rr_AverageAnnualReturnLabel	S&P Target Date 2050 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	24.13%
5 Years	rr_AverageAnnualReturnYear05	15.27%
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime 2050 Fund [Member] | Russell 3000 Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	33.55%
5 Years	rr_AverageAnnualReturnYear05	18.71%
10 Years	rr_AverageAnnualReturnYear10	7.88%
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime 2050 Fund [Member] | MSCI - EAFE NDTR D Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	22.78%
5 Years	rr_AverageAnnualReturnYear05	12.44%
10 Years	rr_AverageAnnualReturnYear10	6.91%
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime 2050 Fund [Member] | Principal LifeTime 2050 Blended Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Label	rr_AverageAnnualReturnLabel	Principal LifeTime 2050 Blended Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	27.90%
5 Years	rr_AverageAnnualReturnYear05	15.89%
10 Years	rr_AverageAnnualReturnYear10	7.22%
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime 2050 Fund [Member] | Principal LifeTime 2050 Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPEAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.03%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.32%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.15%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	661
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	927
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,216
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,036
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	661
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	927
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,216
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,036
Annual Return 2004	rr_AnnualReturn2004	11.74%
Annual Return 2005	rr_AnnualReturn2005	7.76%
Annual Return 2006	rr_AnnualReturn2006	15.58%
Annual Return 2007	rr_AnnualReturn2007	6.70%
Annual Return 2008	rr_AnnualReturn2008	(39.28%)
Annual Return 2009	rr_AnnualReturn2009	29.34%
Annual Return 2010	rr_AnnualReturn2010	15.65%
Annual Return 2011	rr_AnnualReturn2011	(4.36%)
Annual Return 2012	rr_AnnualReturn2012	17.00%
Annual Return 2013	rr_AnnualReturn2013	23.37%
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.55%
5 Years	rr_AverageAnnualReturnYear05	14.32%
10 Years	rr_AverageAnnualReturnYear10	5.82%
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime 2050 Fund [Member] | Principal LifeTime 2050 Fund, Class A [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	15.21%
5 Years	rr_AverageAnnualReturnYear05	13.69%
10 Years	rr_AverageAnnualReturnYear10	5.13%
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime 2050 Fund [Member] | Principal LifeTime 2050 Fund, Class A [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	10.17%
5 Years	rr_AverageAnnualReturnYear05	11.38%
10 Years	rr_AverageAnnualReturnYear10	4.52%
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime 2050 Fund [Member] | Principal LifeTime 2050 Fund, Class B [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLTFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.03%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.94%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.71%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.81%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.90%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	693
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,339
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,936
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,281
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	939
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,736
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,281
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.13%)
Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	17.42%
5 Years	rr_AverageAnnualReturnYear05	14.50%
10 Years	rr_AverageAnnualReturnYear10	5.84%
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime 2050 Fund [Member] | Principal LifeTime 2050 Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFLJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.03%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.25%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.24%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	226
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	395
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	685
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,510
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	126
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	395
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	685
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,510
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	22.28%
5 Years	rr_AverageAnnualReturnYear05	15.39%
10 Years	rr_AverageAnnualReturnYear10	6.25%
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime 2060 Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2060 FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a total return consisting of long-term growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual account operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 42.5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.50%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real asset and alternative investments, and fixed-income Funds according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. Alternative investments aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, timber and private equity. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.
Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in equity securities of small, medium, and large market capitalization companies, growth and value stocks, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options to manage equity exposure.
Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Index Fund Investment Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Risk Lose Money [Text]	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
No performance information is shown because the Fund has not yet had a calendar year of performance. The Fund’s performance is benchmarked against the Russell 3000® Index. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is shown because the Fund has not yet had a calendar year of performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
PFI Prospectus - Class A, B, C, J, P | Principal LifeTime 2060 Fund [Member] | Principal LifeTime 2060 Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLTAX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.03%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	14.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	15.42%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(14.22%)	[6],[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.20%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	222
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,823
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	5,190
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,260
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	122
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	2,823
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	5,190
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	9,260
PFI Prospectus - Class A, B, C, J, P | Strategic Asset Management Flexible Income Portfolio [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STRATEGIC ASSET MANAGEMENT (“SAM”) FLEXIBLE INCOME PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 268, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 10.5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.50%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.
The Portfolio:

•
Generally invests between 55% and 95% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as high yield securities (or “junk” bonds), real estate securities, mortgage-backed securities, government and government-sponsored securities, and corporate bonds)

•	Generally invests between 5% and 45% of its assets in equity funds, and less than 30% in any one equity fund (equity funds that generally invest in domestic and foreign equity securities) and

•
Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, timber and private equity)

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.
The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Risk Lose Money [Text]	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007.

•	Performance for periods prior to that date is based on the performance of the predecessor fund's Class A shares adjusted to reflect the fees and expenses of these classes.

•	The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares.

•	The predecessor fund commenced operations on July 25, 1996.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Portfolio’s performance compares to an index with similar investment objectives, and performance of the components of the blended index are also shown. The weightings for SAM Flexible Income Blended Index are 75% Barclays U.S. Aggregate Bond Index, 20% Russell 3000® Index and 5% MSCI EAFE Index NDTR D. The custom or blended index returns reflect the allocation in effect for the time period(s) for which the fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 each year (Class A shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 '09	10.74%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-7.04%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Classes B, C and J shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Classes B, C and J shares.
Performance of a blended index shows how the Portfolio’s performance compares to an index with similar investment objectives, and performance of the components of the blended index are also shown. The weightings for SAM Flexible Income Blended Index are 75% Barclays U.S. Aggregate Bond Index, 20% Russell 3000® Index and 5% MSCI EAFE Index NDTR D. The custom or blended index returns reflect the allocation in effect for the time period(s) for which the fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2013
PFI Prospectus - Class A, B, C, J, P | Strategic Asset Management Flexible Income Portfolio [Member] | Barclays Aggregate Bond Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Years	rr_AverageAnnualReturnYear05	4.44%
10 Years	rr_AverageAnnualReturnYear10	4.55%
PFI Prospectus - Class A, B, C, J, P | Strategic Asset Management Flexible Income Portfolio [Member] | Russell 3000 Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	33.55%
5 Years	rr_AverageAnnualReturnYear05	18.71%
10 Years	rr_AverageAnnualReturnYear10	7.88%
PFI Prospectus - Class A, B, C, J, P | Strategic Asset Management Flexible Income Portfolio [Member] | MSCI - EAFE NDTR D Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	22.78%
5 Years	rr_AverageAnnualReturnYear05	12.44%
10 Years	rr_AverageAnnualReturnYear10	6.91%
PFI Prospectus - Class A, B, C, J, P | Strategic Asset Management Flexible Income Portfolio [Member] | SAM Flexible Income Blended Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	SAM Flexible Income Blended Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	5.56%
5 Years	rr_AverageAnnualReturnYear05	7.86%
10 Years	rr_AverageAnnualReturnYear10	5.59%
PFI Prospectus - Class A, B, C, J, P | Strategic Asset Management Flexible Income Portfolio [Member] | SAM Flexible Income Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAUPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.32%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.24%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	497
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	754
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,030
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,819
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	497
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	754
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,030
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,819
Annual Return 2004	rr_AnnualReturn2004	5.73%
Annual Return 2005	rr_AnnualReturn2005	2.66%
Annual Return 2006	rr_AnnualReturn2006	6.70%
Annual Return 2007	rr_AnnualReturn2007	5.61%
Annual Return 2008	rr_AnnualReturn2008	(14.20%)
Annual Return 2009	rr_AnnualReturn2009	20.94%
Annual Return 2010	rr_AnnualReturn2010	10.04%
Annual Return 2011	rr_AnnualReturn2011	2.91%
Annual Return 2012	rr_AnnualReturn2012	10.13%
Annual Return 2013	rr_AnnualReturn2013	7.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.04%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.17%
5 Years	rr_AverageAnnualReturnYear05	9.24%
10 Years	rr_AverageAnnualReturnYear10	5.03%
PFI Prospectus - Class A, B, C, J, P | Strategic Asset Management Flexible Income Portfolio [Member] | SAM Flexible Income Fund, Class A [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	1.73%
5 Years	rr_AverageAnnualReturnYear05	7.92%
10 Years	rr_AverageAnnualReturnYear10	3.67%
PFI Prospectus - Class A, B, C, J, P | Strategic Asset Management Flexible Income Portfolio [Member] | SAM Flexible Income Fund, Class A [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	2.18%
5 Years	rr_AverageAnnualReturnYear05	6.87%
10 Years	rr_AverageAnnualReturnYear10	3.51%
PFI Prospectus - Class A, B, C, J, P | Strategic Asset Management Flexible Income Portfolio [Member] | SAM Flexible Income Fund, Class B [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SBUPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.32%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.19%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.19%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	722
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,085
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,375
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,283
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	222
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	685
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,175
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,283
Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.06%
5 Years	rr_AverageAnnualReturnYear05	8.86%
10 Years	rr_AverageAnnualReturnYear10	4.76%
PFI Prospectus - Class A, B, C, J, P | Strategic Asset Management Flexible Income Portfolio [Member] | SAM Flexible Income Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCUPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.32%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.00%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	303
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	627
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,078
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,327
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	627
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,078
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,327
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.24%
5 Years	rr_AverageAnnualReturnYear05	9.25%
10 Years	rr_AverageAnnualReturnYear10	4.63%
PFI Prospectus - Class A, B, C, J, P | Strategic Asset Management Flexible Income Portfolio [Member] | SAM Flexible Income Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFIJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.32%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.22%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.21%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	223
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	386
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	669
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,476
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	123
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	386
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	669
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,476
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.15%
5 Years	rr_AverageAnnualReturnYear05	9.98%
10 Years	rr_AverageAnnualReturnYear10	5.31%
PFI Prospectus - Class A, B, C, J, P | Strategic Asset Management Conservative Balanced Portfolio [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STRATEGIC ASSET MANAGEMENT (“SAM”) CONSERVATIVE BALANCED PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 268, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 13.1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.10%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.
The Portfolio:

•
Generally invests between 40% and 80% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as high yield securities (or “junk” bonds), real estate securities, mortgage-backed securities, government and government-sponsored securities, and corporate bonds)

•	Generally invests between 20% and 60% of its assets in equity funds, and less than 30% in any one equity fund (equity funds that generally invest in domestic and foreign equity securities) and

•
Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, timber and private equity)

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.
The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Risk Lose Money [Text]	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007.

•	Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of these classes.

•	The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares.

•	The predecessor portfolio’s performance between 1996 and 2003 benefited from the agreement of Edge and its affiliates to limit the portfolio’s expenses.

•	The predecessor fund commenced operations on July 25, 1996.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Portfolio’s performance compares to an index with similar investment objectives, and performance of the components of the blended index are also shown. The weightings for SAM Conservative Balanced Blended Index are 60% Barclays U.S. Aggregate Bond Index, 30% Russell 3000® Index and 10% MSCI EAFE Index NDTR D. The custom or blended index returns reflect the allocation in effect for the time period(s) for which the fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 each year (Class A shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 '09	11.55%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-9.94%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Classes B, C, and J shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Classes B, C, and J shares.
Performance of a blended index shows how the Portfolio’s performance compares to an index with similar investment objectives, and performance of the components of the blended index are also shown. The weightings for SAM Conservative Balanced Blended Index are 60% Barclays U.S. Aggregate Bond Index, 30% Russell 3000® Index and 10% MSCI EAFE Index NDTR D. The custom or blended index returns reflect the allocation in effect for the time period(s) for which the fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2013
PFI Prospectus - Class A, B, C, J, P | Strategic Asset Management Conservative Balanced Portfolio [Member] | Barclays Aggregate Bond Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Years	rr_AverageAnnualReturnYear05	4.44%
10 Years	rr_AverageAnnualReturnYear10	4.55%
PFI Prospectus - Class A, B, C, J, P | Strategic Asset Management Conservative Balanced Portfolio [Member] | Russell 3000 Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	33.55%
5 Years	rr_AverageAnnualReturnYear05	18.71%
10 Years	rr_AverageAnnualReturnYear10	7.88%
PFI Prospectus - Class A, B, C, J, P | Strategic Asset Management Conservative Balanced Portfolio [Member] | MSCI - EAFE NDTR D Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	22.78%
5 Years	rr_AverageAnnualReturnYear05	12.44%
10 Years	rr_AverageAnnualReturnYear10	6.91%
PFI Prospectus - Class A, B, C, J, P | Strategic Asset Management Conservative Balanced Portfolio [Member] | SAM Conservative Balanced Blended Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Label	rr_AverageAnnualReturnLabel	SAM Conservative Balanced Blended Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	10.17%
5 Years	rr_AverageAnnualReturnYear05	9.76%
10 Years	rr_AverageAnnualReturnYear10	6.12%
PFI Prospectus - Class A, B, C, J, P | Strategic Asset Management Conservative Balanced Portfolio [Member] | SAM Conservative Balanced Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAIPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.32%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.31%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[9]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.26%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	671
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	937
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,223
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,037
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	671
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	937
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,223
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,037
Annual Return 2004	rr_AnnualReturn2004	7.38%
Annual Return 2005	rr_AnnualReturn2005	3.80%
Annual Return 2006	rr_AnnualReturn2006	8.66%
Annual Return 2007	rr_AnnualReturn2007	7.21%
Annual Return 2008	rr_AnnualReturn2008	(19.13%)
Annual Return 2009	rr_AnnualReturn2009	21.76%
Annual Return 2010	rr_AnnualReturn2010	11.45%
Annual Return 2011	rr_AnnualReturn2011	1.71%
Annual Return 2012	rr_AnnualReturn2012	10.75%
Annual Return 2013	rr_AnnualReturn2013	10.91%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.94%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.81%
5 Years	rr_AverageAnnualReturnYear05	9.89%
10 Years	rr_AverageAnnualReturnYear10	5.33%
PFI Prospectus - Class A, B, C, J, P | Strategic Asset Management Conservative Balanced Portfolio [Member] | SAM Conservative Balanced Fund, Class A [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	3.52%
5 Years	rr_AverageAnnualReturnYear05	8.83%
10 Years	rr_AverageAnnualReturnYear10	4.19%
PFI Prospectus - Class A, B, C, J, P | Strategic Asset Management Conservative Balanced Portfolio [Member] | SAM Conservative Balanced Fund, Class A [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.22%
5 Years	rr_AverageAnnualReturnYear05	7.52%
10 Years	rr_AverageAnnualReturnYear10	3.91%
PFI Prospectus - Class A, B, C, J, P | Strategic Asset Management Conservative Balanced Portfolio [Member] | SAM Conservative Balanced Fund, Class B [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SBIPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.32%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.22%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[9]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.01%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	704
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,071
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,367
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,305
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	204
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	671
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,167
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,305
Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.06%
5 Years	rr_AverageAnnualReturnYear05	9.96%
10 Years	rr_AverageAnnualReturnYear10	5.27%
PFI Prospectus - Class A, B, C, J, P | Strategic Asset Management Conservative Balanced Portfolio [Member] | SAM Conservative Balanced Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCIPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.32%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.06%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[9]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.01%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	304
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	640
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,103
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,385
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	204
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	640
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,103
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,385
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.00%
5 Years	rr_AverageAnnualReturnYear05	10.32%
10 Years	rr_AverageAnnualReturnYear10	5.14%
PFI Prospectus - Class A, B, C, J, P | Strategic Asset Management Conservative Balanced Portfolio [Member] | SAM Conservative Balanced Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCBJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.32%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.27%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.26%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	228
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	402
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	696
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,533
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	128
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	402
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	696
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,533
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.84%
5 Years	rr_AverageAnnualReturnYear05	11.07%
10 Years	rr_AverageAnnualReturnYear10	5.84%
PFI Prospectus - Class A, B, C, J, P | Strategic Asset Management Balanced Portfolio [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STRATEGIC ASSET MANAGEMENT (“SAM”) BALANCED PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 268, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 16.9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.90%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.
The Portfolio:

•
Generally invests between 20% and 60% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as real estate securities, mortgage-backed securities, government and government-sponsored securities, and corporate bonds)

•	Generally invests between 40% and 80% of its assets in equity funds, and less than 30% in any one equity fund (equity funds that generally invest in domestic and foreign equity securities) and

•
Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, timber and private equity)

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.
The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Risk Lose Money [Text]	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007.

•	Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of these classes.

•	The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares.

•	The predecessor fund commenced operations on July 25, 1996.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Portfolio’s performance compares to an index with similar investment objectives, and performance of the components of the blended index are also shown. The weightings for SAM Balanced Blended Index are 45% Russell 3000® Index, 40% Barclays U.S. Aggregate Bond Index and 15% MSCI EAFE Index NDTR D. The custom or blended index returns reflect the allocation in effect for the time period(s) for which the fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 each year (Class A shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 '09	13.43%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-14.46%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Classes B, C, and J shares
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Classes B, C, and J shares.
Performance of a blended index shows how the Portfolio’s performance compares to an index with similar investment objectives, and performance of the components of the blended index are also shown. The weightings for SAM Balanced Blended Index are 45% Russell 3000® Index, 40% Barclays U.S. Aggregate Bond Index and 15% MSCI EAFE Index NDTR D. The custom or blended index returns reflect the allocation in effect for the time period(s) for which the fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2013
PFI Prospectus - Class A, B, C, J, P | Strategic Asset Management Balanced Portfolio [Member] | Barclays Aggregate Bond Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Years	rr_AverageAnnualReturnYear05	4.44%
10 Years	rr_AverageAnnualReturnYear10	4.55%
PFI Prospectus - Class A, B, C, J, P | Strategic Asset Management Balanced Portfolio [Member] | Russell 3000 Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	33.55%
5 Years	rr_AverageAnnualReturnYear05	18.71%
10 Years	rr_AverageAnnualReturnYear10	7.88%
PFI Prospectus - Class A, B, C, J, P | Strategic Asset Management Balanced Portfolio [Member] | MSCI - EAFE NDTR D Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	22.78%
5 Years	rr_AverageAnnualReturnYear05	12.44%
10 Years	rr_AverageAnnualReturnYear10	6.91%
PFI Prospectus - Class A, B, C, J, P | Strategic Asset Management Balanced Portfolio [Member] | SAM Balanced Blended Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	SAM Balanced Blended Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.73%
5 Years	rr_AverageAnnualReturnYear05	12.32%
10 Years	rr_AverageAnnualReturnYear10	6.76%
PFI Prospectus - Class A, B, C, J, P | Strategic Asset Management Balanced Portfolio [Member] | SAM Balanced Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SABPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.32%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.36%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	681
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	957
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,254
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,095
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	681
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	957
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,254
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,095
Annual Return 2004	rr_AnnualReturn2004	9.23%
Annual Return 2005	rr_AnnualReturn2005	5.21%
Annual Return 2006	rr_AnnualReturn2006	10.36%
Annual Return 2007	rr_AnnualReturn2007	8.25%
Annual Return 2008	rr_AnnualReturn2008	(26.38%)
Annual Return 2009	rr_AnnualReturn2009	24.05%
Annual Return 2010	rr_AnnualReturn2010	13.10%
Annual Return 2011	rr_AnnualReturn2011	0.54%
Annual Return 2012	rr_AnnualReturn2012	12.28%
Annual Return 2013	rr_AnnualReturn2013	17.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.46%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.67%
5 Years	rr_AverageAnnualReturnYear05	11.87%
10 Years	rr_AverageAnnualReturnYear10	5.88%
PFI Prospectus - Class A, B, C, J, P | Strategic Asset Management Balanced Portfolio [Member] | SAM Balanced Fund, Class A [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	9.64%
5 Years	rr_AverageAnnualReturnYear05	11.13%
10 Years	rr_AverageAnnualReturnYear10	4.98%
PFI Prospectus - Class A, B, C, J, P | Strategic Asset Management Balanced Portfolio [Member] | SAM Balanced Fund, Class A [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	6.56%
5 Years	rr_AverageAnnualReturnYear05	9.28%
10 Years	rr_AverageAnnualReturnYear10	4.53%
PFI Prospectus - Class A, B, C, J, P | Strategic Asset Management Balanced Portfolio [Member] | SAM Balanced Fund, Class B [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SBBPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.32%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.19%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[10]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.19%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	722
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,085
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,375
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,313
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	222
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	685
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,175
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,313
Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.13%
5 Years	rr_AverageAnnualReturnYear05	11.97%
10 Years	rr_AverageAnnualReturnYear10	5.82%
PFI Prospectus - Class A, B, C, J, P | Strategic Asset Management Balanced Portfolio [Member] | SAM Balanced Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCBPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.32%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.09%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	312
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	655
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,124
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,421
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	212
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	655
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,124
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,421
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.29%
5 Years	rr_AverageAnnualReturnYear05	12.33%
10 Years	rr_AverageAnnualReturnYear10	5.70%
PFI Prospectus - Class A, B, C, J, P | Strategic Asset Management Balanced Portfolio [Member] | SAM Balanced Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSAJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.32%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.31%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.30%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	232
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	414
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	717
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,578
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	132
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	414
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	717
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,578
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.15%
5 Years	rr_AverageAnnualReturnYear05	13.09%
10 Years	rr_AverageAnnualReturnYear10	6.31%
PFI Prospectus - Class A, B, C, J, P | Strategic Asset Management Conservative Growth Portfolio [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STRATEGIC ASSET MANAGEMENT (“SAM”) CONSERVATIVE GROWTH PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 268, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 20.2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.20%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.
The Portfolio:

•
Generally invests between 0% and 40% of its assets in fixed-income funds, and less than 30% in any one fixed-income fund (fixed-income funds that generally invest in fixed-income instruments such as government and government-sponsored securities and corporate bonds)

•	Generally invests between 60% and 100% of its assets in equity funds, and less than 40% in any one equity fund (equity funds that generally invest in domestic and foreign equity securities) and

•
Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, timber and private equity)

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Agency or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.
The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Risk Lose Money [Text]	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Agency or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007.

•	Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of these classes.

•	The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares.

•	The predecessor fund commenced operations on July 25, 1996.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Portfolio’s performance compares to an index with similar investment objectives, and performance of the components of the blended index are also shown. The weightings for SAM Conservative Growth Blended Index are 60% Russell 3000® Index, 20% Barclays U.S. Aggregate Bond Index and 20% MSCI EAFE Index NDTR D. The custom or blended index returns reflect the allocation in effect for the time period(s) for which the fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 each year (Class A shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 '09	14.58%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-19.14%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Classes B, C, and J shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Classes B, C, and J shares.
Performance of a blended index shows how the Portfolio’s performance compares to an index with similar investment objectives, and performance of the components of the blended index are also shown. The weightings for SAM Conservative Growth Blended Index are 60% Russell 3000® Index, 20% Barclays U.S. Aggregate Bond Index and 20% MSCI EAFE Index NDTR D. The custom or blended index returns reflect the allocation in effect for the time period(s) for which the fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2013
PFI Prospectus - Class A, B, C, J, P | Strategic Asset Management Conservative Growth Portfolio [Member] | Barclays Aggregate Bond Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Years	rr_AverageAnnualReturnYear05	4.44%
10 Years	rr_AverageAnnualReturnYear10	4.55%
PFI Prospectus - Class A, B, C, J, P | Strategic Asset Management Conservative Growth Portfolio [Member] | Russell 3000 Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	33.55%
5 Years	rr_AverageAnnualReturnYear05	18.71%
10 Years	rr_AverageAnnualReturnYear10	7.88%
PFI Prospectus - Class A, B, C, J, P | Strategic Asset Management Conservative Growth Portfolio [Member] | MSCI - EAFE NDTR D Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	22.78%
5 Years	rr_AverageAnnualReturnYear05	12.44%
10 Years	rr_AverageAnnualReturnYear10	6.91%
PFI Prospectus - Class A, B, C, J, P | Strategic Asset Management Conservative Growth Portfolio [Member] | SAM Conservative Growth Blended Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	SAM Conservative Growth Blended Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	23.63%
5 Years	rr_AverageAnnualReturnYear05	14.80%
10 Years	rr_AverageAnnualReturnYear10	7.29%
PFI Prospectus - Class A, B, C, J, P | Strategic Asset Management Conservative Growth Portfolio [Member] | SAM Conservative Growth Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAGPX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.32%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.40%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	685
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	969
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,274
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,137
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	685
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	969
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,274
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,137
Annual Return 2004	rr_AnnualReturn2004	10.88%
Annual Return 2005	rr_AnnualReturn2005	6.24%
Annual Return 2006	rr_AnnualReturn2006	11.89%
Annual Return 2007	rr_AnnualReturn2007	9.06%
Annual Return 2008	rr_AnnualReturn2008	(33.32%)
Annual Return 2009	rr_AnnualReturn2009	25.14%
Annual Return 2010	rr_AnnualReturn2010	14.57%
Annual Return 2011	rr_AnnualReturn2011	(0.89%)
Annual Return 2012	rr_AnnualReturn2012	13.61%
Annual Return 2013	rr_AnnualReturn2013	22.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.14%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.96%
5 Years	rr_AverageAnnualReturnYear05	13.35%
10 Years	rr_AverageAnnualReturnYear10	6.02%
PFI Prospectus - Class A, B, C, J, P | Strategic Asset Management Conservative Growth Portfolio [Member] | SAM Conservative Growth Fund, Class A [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	15.34%
5 Years	rr_AverageAnnualReturnYear05	13.02%
10 Years	rr_AverageAnnualReturnYear10	5.46%
PFI Prospectus - Class A, B, C, J, P | Strategic Asset Management Conservative Growth Portfolio [Member] | SAM Conservative Growth Fund, Class A [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	9.47%
5 Years	rr_AverageAnnualReturnYear05	10.74%
10 Years	rr_AverageAnnualReturnYear10	4.86%
PFI Prospectus - Class A, B, C, J, P | Strategic Asset Management Conservative Growth Portfolio [Member] | SAM Conservative Growth Fund, Class B [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SBGPX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.32%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.25%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[11]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.25%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	728
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,103
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,405
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,371
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	228
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	703
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,205
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,371
Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.69%
5 Years	rr_AverageAnnualReturnYear05	13.49%
10 Years	rr_AverageAnnualReturnYear10	5.95%
PFI Prospectus - Class A, B, C, J, P | Strategic Asset Management Conservative Growth Portfolio [Member] | SAM Conservative Growth Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCGPX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.32%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.15%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	318
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	673
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,154
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,483
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	218
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	673
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,154
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,483
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	20.74%
5 Years	rr_AverageAnnualReturnYear05	13.79%
10 Years	rr_AverageAnnualReturnYear10	5.82%
PFI Prospectus - Class A, B, C, J, P | Strategic Asset Management Conservative Growth Portfolio [Member] | SAM Conservative Growth Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCGJX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.32%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.37%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.36%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	238
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	433
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	749
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,645
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	138
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	433
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	749
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,645
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	21.74%
5 Years	rr_AverageAnnualReturnYear05	14.58%
10 Years	rr_AverageAnnualReturnYear10	6.52%
PFI Prospectus - Class A, B, C, J, P | Strategic Asset Management Strategic Growth Portfolio [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STRATEGIC ASSET MANAGEMENT (“SAM”) STRATEGIC GROWTH PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 268, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 26.5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.50%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.
The Portfolio:

•	Generally invests between 75% and 100% of its assets in equity funds, and less than 50% in any one equity fund (equity funds that generally invest in domestic and foreign equity securities) and

•
Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, timber and private equity)

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.
The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Risk Lose Money [Text]	rr_RiskLoseMoney	If you sell your shares when their value is less than the price you paid, you will lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007.

•	Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of these classes.

•	The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares.

•	The predecessor fund commenced operations on July 25, 1996.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.The following information provides an indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Portfolio’s performance compares to an index with similar investment objectives, and performance of the components of the blended index are also shown. The weightings for SAM Strategic Growth Blended Index are 70% Russell 3000® Index, 25% MSCI EAFE Index NDTR D and 5% Barclays U.S. Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which the fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 each year (Class A shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 '09	15.72%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-22.29%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Classes B, C, and J shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Classes B, C, and J shares.
Performance of a blended index shows how the Portfolio’s performance compares to an index with similar investment objectives, and performance of the components of the blended index are also shown. The weightings for SAM Strategic Growth Blended Index are 70% Russell 3000® Index, 25% MSCI EAFE Index NDTR D and 5% Barclays U.S. Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which the fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2013
PFI Prospectus - Class A, B, C, J, P | Strategic Asset Management Strategic Growth Portfolio [Member] | Barclays Aggregate Bond Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Years	rr_AverageAnnualReturnYear05	4.44%
10 Years	rr_AverageAnnualReturnYear10	4.55%
PFI Prospectus - Class A, B, C, J, P | Strategic Asset Management Strategic Growth Portfolio [Member] | Russell 3000 Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	33.55%
5 Years	rr_AverageAnnualReturnYear05	18.71%
10 Years	rr_AverageAnnualReturnYear10	7.88%
PFI Prospectus - Class A, B, C, J, P | Strategic Asset Management Strategic Growth Portfolio [Member] | MSCI - EAFE NDTR D Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	22.78%
5 Years	rr_AverageAnnualReturnYear05	12.44%
10 Years	rr_AverageAnnualReturnYear10	6.91%
PFI Prospectus - Class A, B, C, J, P | Strategic Asset Management Strategic Growth Portfolio [Member] | SAM Strategic Growth Blended Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	SAM Strategic Growth Blended Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	28.89%
5 Years	rr_AverageAnnualReturnYear05	16.53%
10 Years	rr_AverageAnnualReturnYear10	7.60%
PFI Prospectus - Class A, B, C, J, P | Strategic Asset Management Strategic Growth Portfolio [Member] | SAM Strategic Growth Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SACAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.32%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.41%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.41%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	686
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	972
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,279
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,148
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	686
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	972
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,279
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,148
Annual Return 2004	rr_AnnualReturn2004	11.92%
Annual Return 2005	rr_AnnualReturn2005	6.98%
Annual Return 2006	rr_AnnualReturn2006	12.75%
Annual Return 2007	rr_AnnualReturn2007	9.26%
Annual Return 2008	rr_AnnualReturn2008	(37.55%)
Annual Return 2009	rr_AnnualReturn2009	26.49%
Annual Return 2010	rr_AnnualReturn2010	15.59%
Annual Return 2011	rr_AnnualReturn2011	(2.30%)
Annual Return 2012	rr_AnnualReturn2012	14.90%
Annual Return 2013	rr_AnnualReturn2013	26.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.29%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	20.01%
5 Years	rr_AverageAnnualReturnYear05	14.53%
10 Years	rr_AverageAnnualReturnYear10	6.14%
PFI Prospectus - Class A, B, C, J, P | Strategic Asset Management Strategic Growth Portfolio [Member] | SAM Strategic Growth Fund, Class A [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	19.51%
5 Years	rr_AverageAnnualReturnYear05	14.29%
10 Years	rr_AverageAnnualReturnYear10	5.69%
PFI Prospectus - Class A, B, C, J, P | Strategic Asset Management Strategic Growth Portfolio [Member] | SAM Strategic Growth Fund, Class A [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	11.73%
5 Years	rr_AverageAnnualReturnYear05	11.72%
10 Years	rr_AverageAnnualReturnYear10	4.97%
PFI Prospectus - Class A, B, C, J, P | Strategic Asset Management Strategic Growth Portfolio [Member] | SAM Strategic Growth Fund, Class B [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SBCAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.32%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[12]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.26%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	729
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,106
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,410
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,381
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	229
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	706
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,210
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,381
Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	20.86%
5 Years	rr_AverageAnnualReturnYear05	14.65%
10 Years	rr_AverageAnnualReturnYear10	6.08%
PFI Prospectus - Class A, B, C, J, P | Strategic Asset Management Strategic Growth Portfolio [Member] | SAM Strategic Growth Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SWHCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.32%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.16%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	319
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	676
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,159
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,493
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	219
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	676
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,159
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,493
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	24.97%
5 Years	rr_AverageAnnualReturnYear05	14.97%
10 Years	rr_AverageAnnualReturnYear10	5.95%
PFI Prospectus - Class A, B, C, J, P | Strategic Asset Management Strategic Growth Portfolio [Member] | SAM Strategic Growth Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSWJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.32%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.36%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.35%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	237
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	430
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	744
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,634
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	137
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	430
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	744
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,634
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	25.97%
5 Years	rr_AverageAnnualReturnYear05	15.78%
10 Years	rr_AverageAnnualReturnYear10	6.67%
PFI Prospectus - Class A, B, C, J, P | Global Diversified Income Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GLOBAL DIVERSIFIED INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks consistent cash income through a diversified, yield-focused investment strategy.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 268, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79.0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund generally invests a majority of its assets in fixed income securities, such as high yield bonds (also known as "junk" bonds), preferred securities, commercial mortgage-backed securities, and emerging market debt securities, in an effort to provide incremental yields over a portfolio of government securities. In addition, the Fund invests in equity securities to provide incremental dividend yields and diversify fixed-income related risks in the Fund. The Fund generally invests a portion of its assets in equity securities of global companies principally engaged in the real estate industry, equity securities of global infrastructure companies, value equities of global companies, and master limited partnerships (“MLPs”) and other entities in the energy infrastructure sector. As described below, the Fund will use some derivative strategies. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.
In managing the Fund, Principal Management Corporation ("Principal"), the Fund’s investment advisor, determines the Fund's strategic asset allocation among the following general investment categories, which are executed by multiple sub-advisors: high yield, preferred securities, emerging market debt, global real estate, commercial mortgage-backed securities, MLPs, global value equity, and publicly-traded infrastructure. The Fund may add additional investment categories. The Fund seeks to provide yield by having each sub-advisor focus on those securities offering the best potential for yield, taking risk into consideration, within their respective investment categories.
The Fund also writes (or sells) call options by using equity index/exchange traded fund (“ETF”) call options on the indices represented by certain asset categories of the Fund, including global real estate, global value equity, MLPs, and publicly-traded infrastructure. Call option overwriting is an investment strategy that is used to generate income through receipt of the call option premium and reduce portfolio volatility.
A portion of the Fund's assets is invested in high yield and other income-producing securities including bank loans and corporate bonds. These include foreign securities issued in both USD and non-USD. "High yield" securities are below investment grade bonds (sometimes called "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade). These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative with respect to the issuer's ability to pay interest and to repay principal.
A portion of the Fund's assets is invested primarily in preferred securities of U.S. and non-U.S. companies primarily rated BBB- or higher by S&P or Baa3 or higher by Moody's or, if unrated, of comparable quality in the opinion of the Sub-Advisor. This portion of the Fund focuses primarily on the financial services, real estate investment trust "(REIT"), and utility industries.
A portion of the Fund's assets is invested in a diversified portfolio of fixed income securities issued primarily by governments, their agencies, local authorities and instrumentalities, and corporate entities domiciled in or exercising the predominant part of their economic activities in emerging markets. This portion of the Fund also invests in interest rate swaps or Treasury futures to manage fixed income exposure; credit default swaps to increase or decrease in an efficient manner exposures to certain sectors or individual issuers; and total return swaps to increase or decrease in an efficient manner exposures to certain sectors. Here, "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and MSCI Emerging Markets Index) and any country included in any J.P. Morgan Emerging Market Bond Index. These countries generally include every nation in the world except the U.S., Canada, Japan, Australia, and New Zealand, and most nations located in Western Europe.
A portion of the Fund's assets is invested in equity securities of global real estate companies. A real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITs"), REIT-like entities, and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as building supply manufacturers, mortgage lenders, and mortgage servicing companies.
A portion of the Fund’s assets is invested in commercial mortgage-backed securities, which are bonds that are secured by first mortgages on commercial real estate.
A portion of the Fund's assets is invested in MLPs and companies that are organized as corporations, limited liability companies or limited partnerships in the energy infrastructure sector. Energy infrastructure companies are engaged in the transportation, storage, processing, refining, marketing, exploration, production, or mining of any mineral or natural resource. This portion of the Fund invests primarily in the mid-stream energy infrastructure market, which is comprised mostly of the following: crude oil and refined products pipeline, storage, and terminal assets; natural gas gathering and transportation pipelines, processing, and storage facilities; propane distributors; energy commodity marine transportation (including liquefied natural gas transportation and processing); and other energy infrastructure assets. Most pipelines do not own the energy products they transport and, as a result, are not directly exposed to commodity price risk.
A portion of the Fund's assets is invested in a diversified portfolio of value equity securities of companies located or operating in the U.S. and foreign countries, including emerging markets. Investing in value equity securities, is an investment strategy that emphasizes buying equity securities that appear to be undervalued.
A portion of the Fund's assets is invested in publicly-listed infrastructure companies (domestic and foreign public utility, energy, and transportation companies). Publicly-listed infrastructure equity securities trade on an exchange and include companies involved to a significant extent in providing products, services or equipment for: transportation (including toll roads, airports, railways, and ports); the generation, transmission or distribution of electricity, gas or water (utilities); or telecommunications activities as well as in companies involved in the discovery, development, production, generation, transmission, refinement, measurement, trading, marketing or distribution of energy.
During the fiscal year ended October 31, 2013, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

1.54% in securities rated Aaa	25.62% in securities rated Baa	10.41% in securities rated Caa	0.00% in securities rated D
1.60% in securities rated Aa	15.75% in securities rated Ba	0.12% in securities rated Ca	5.26% in securities not rated
5.22% in securities rated A	34.48% in securities rated B	0.00% in securities rated C

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking high cash returns, who are willing to accept the risk associated with investing in equities and below-investment-grade fixed income securities.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans, reliance on market makers, priority of repayment and overall market volatility may harm the liquidity of loans.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Index/Exchange-traded Fund (“ETF”) Call Option Risk. As the writer of an equity index/exchange-traded fund (“ETF”) call option, a fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the index on which the call option has been written above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying index decline (net of premiums received). In addition, a fund bears the risk that the index/ETF on which the call option has been written behaves differently than the underlying stocks in the portfolio which would limit the ability of the call option overwriting strategy to reduce portfolio volatility.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Master Limited Partnership ("MLP") Risk. MLPs are publicly-traded limited partnership interests or units. An MLP that invests in a particular industry (e.g., oil and gas) will be harmed by detrimental economic events within that industry. As partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income an MLP pays to its investors.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Preferred Securities Risk. Preferred securities are securities with a lower priority claim on assets or earnings than bonds and other debt instruments in a company's capital structure, and therefore can be subject to greater credit and liquidation risk than more senior debt instruments. In addition, preferred securities are subject to other risks, such as limited or no voting rights, deferring or skipping distributions, interest rate risk, and redeeming the security prior to the stated maturity date.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	Life of Fund results are measured from the date the Fund's shares were first sold (December 15, 2008).

•	Class P shares were first sold on September 27, 2010.

•	The return for the periods prior to that date are based on the performances of the Institutional Class shares adjusted to reflect the fees and expenses of Class P shares.

•	The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on December 15, 2008.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Fund’s performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Global Diversified Income Custom Index is composed of 35% Barclays U.S. Corporate High Yield 2% Issuer Capped Index; 17% blend of 75% J.P. Morgan EMBI Global Diversified Index and 25% BofA Merrill Lynch European Currency Non-Financial High Yield 2% Constrained Index; 13% Barclays Investment Grade CMBS Index; 12% blend of 85% MSCI All Country World Value Index and 15% MSCI ACWI Value SMID Index; 10% blend of 50% S&P Global Infrastructure Index and 50% blend of 10% S&P 500 Energy Index, 25% S&P 500 Telecom Services Index, and 65% S&P 500 Utilities Index; 5% blend of 50% BofA Merrill Lynch Fixed Rate Preferred Securities Index and 50% BofA Merrill Lynch U.S. Capital Securities Index; 5% Tortoise Midstream MLP Index; and 3% FTSE EPRA/NAREIT Developed Index. The blended index historic returns reflect the allocation as of the time of production. Previous allocation changes are not restated. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 each year (Class A shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 '09	20.93%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	-8.15%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Classes C and P shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Classes C and P shares.
Performance of a blended index shows how the Fund’s performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Global Diversified Income Custom Index is composed of 35% Barclays U.S. Corporate High Yield 2% Issuer Capped Index; 17% blend of 75% J.P. Morgan EMBI Global Diversified Index and 25% BofA Merrill Lynch European Currency Non-Financial High Yield 2% Constrained Index; 13% Barclays Investment Grade CMBS Index; 12% blend of 85% MSCI All Country World Value Index and 15% MSCI ACWI Value SMID Index; 10% blend of 50% S&P Global Infrastructure Index and 50% blend of 10% S&P 500 Energy Index, 25% S&P 500 Telecom Services Index, and 65% S&P 500 Utilities Index; 5% blend of 50% BofA Merrill Lynch Fixed Rate Preferred Securities Index and 50% BofA Merrill Lynch U.S. Capital Securities Index; 5% Tortoise Midstream MLP Index; and 3% FTSE EPRA/NAREIT Developed Index. The blended index historic returns reflect the allocation as of the time of production. Previous allocation changes are not restated. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2013
PFI Prospectus - Class A, B, C, J, P | Global Diversified Income Fund [Member] | Barclays U.S. Corporate High Yield 2% Issuer Capped Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.44%
5 Years	rr_AverageAnnualReturnYear05	18.96%
Since Inception	rr_AverageAnnualReturnSinceInception	21.10%
PFI Prospectus - Class A, B, C, J, P | Global Diversified Income Fund [Member] | BofA Merrill Lynch Fixed Rate Preferred Securities Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(3.65%)
5 Years	rr_AverageAnnualReturnYear05	9.23%
Since Inception	rr_AverageAnnualReturnSinceInception	11.50%
PFI Prospectus - Class A, B, C, J, P | Global Diversified Income Fund [Member] | BofA Merrill Lynch U.S. Capital Securities Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch U.S. Capital Securities Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	4.95%
5 Years	rr_AverageAnnualReturnYear05	16.97%
Since Inception	rr_AverageAnnualReturnSinceInception	16.89%
PFI Prospectus - Class A, B, C, J, P | Global Diversified Income Fund [Member] | BofA Merrill Lynch European Currency Non-Financial High Yield 2% Constrained Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch European Currency Non-Financial High Yield 2% Constrained Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	13.63%
5 Years	rr_AverageAnnualReturnYear05	19.87%
Since Inception	rr_AverageAnnualReturnSinceInception	20.96%
PFI Prospectus - Class A, B, C, J, P | Global Diversified Income Fund [Member] | Barclays U.S. Tier I Capital Securities Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Tier I Capital Securities Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.30%
5 Years	rr_AverageAnnualReturnYear05	17.35%
Since Inception	rr_AverageAnnualReturnSinceInception	17.25%
PFI Prospectus - Class A, B, C, J, P | Global Diversified Income Fund [Member] | J.P. Morgan EMBI Global Diversified Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	J.P. Morgan EMBI Global Diversified Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(5.25%)
5 Years	rr_AverageAnnualReturnYear05	11.72%
Since Inception	rr_AverageAnnualReturnSinceInception	12.78%
PFI Prospectus - Class A, B, C, J, P | Global Diversified Income Fund [Member] | Barclays Capital Investment Grade CMBS Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Barclays Investment Grade CMBS Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.18%
5 Years	rr_AverageAnnualReturnYear05	12.69%
Since Inception	rr_AverageAnnualReturnSinceInception	14.55%
PFI Prospectus - Class A, B, C, J, P | Global Diversified Income Fund [Member] | S&P 500 Energy Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500 Energy Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.07%
5 Years	rr_AverageAnnualReturnYear05	13.44%
Since Inception	rr_AverageAnnualReturnSinceInception	13.29%
PFI Prospectus - Class A, B, C, J, P | Global Diversified Income Fund [Member] | S&P 500 Telecom Services Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500 Telecom Services Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.47%
5 Years	rr_AverageAnnualReturnYear05	12.67%
Since Inception	rr_AverageAnnualReturnSinceInception	13.87%
PFI Prospectus - Class A, B, C, J, P | Global Diversified Income Fund [Member] | S&P 500 Utilities Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500 Utilities Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	13.21%
5 Years	rr_AverageAnnualReturnYear05	10.17%
Since Inception	rr_AverageAnnualReturnSinceInception	10.91%
PFI Prospectus - Class A, B, C, J, P | Global Diversified Income Fund [Member] | S&P Global Infrastructure Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P Global Infrastructure Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	14.99%
5 Years	rr_AverageAnnualReturnYear05	11.17%
Since Inception	rr_AverageAnnualReturnSinceInception	12.27%
PFI Prospectus - Class A, B, C, J, P | Global Diversified Income Fund [Member] | MSCI All Country World Value Index (ACWVI) [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI All Country World Value Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	22.43%
5 Years	rr_AverageAnnualReturnYear05	13.73%
Since Inception	rr_AverageAnnualReturnSinceInception	14.25%
PFI Prospectus - Class A, B, C, J, P | Global Diversified Income Fund [Member] | MSCI All Country World Value SMID Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI All Country World Value SMID Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.37%
5 Years	rr_AverageAnnualReturnYear05	19.14%
Since Inception	rr_AverageAnnualReturnSinceInception	20.19%
PFI Prospectus - Class A, B, C, J, P | Global Diversified Income Fund [Member] | Tortoise Midstream MLP Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Tortoise Midstream MLP Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	33.50%
5 Years	rr_AverageAnnualReturnYear05	31.84%
Since Inception	rr_AverageAnnualReturnSinceInception	31.15%
PFI Prospectus - Class A, B, C, J, P | Global Diversified Income Fund [Member] | FTSE EPRA/NAREIT Developed Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	4.39%
5 Years	rr_AverageAnnualReturnYear05	16.06%
Since Inception	rr_AverageAnnualReturnSinceInception	17.61%
PFI Prospectus - Class A, B, C, J, P | Global Diversified Income Fund [Member] | Global Diversified Custom Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Global Diversified Custom Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	8.00%
5 Years	rr_AverageAnnualReturnYear05	16.90%
Since Inception	rr_AverageAnnualReturnSinceInception	18.46%
PFI Prospectus - Class A, B, C, J, P | Global Diversified Income Fund [Member] | Global Diversified Income Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGBAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.72%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.05%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.15%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	488
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	727
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	984
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,720
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	488
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	727
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	984
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,720
Annual Return 2009	rr_AnnualReturn2009	39.72%
Annual Return 2010	rr_AnnualReturn2010	16.90%
Annual Return 2011	rr_AnnualReturn2011	2.70%
Annual Return 2012	rr_AnnualReturn2012	15.65%
Annual Return 2013	rr_AnnualReturn2013	5.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.15%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.85%
5 Years	rr_AverageAnnualReturnYear05	14.59%
Since Inception	rr_AverageAnnualReturnSinceInception	14.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2008
PFI Prospectus - Class A, B, C, J, P | Global Diversified Income Fund [Member] | Global Diversified Income Fund, Class A [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	0.07%
5 Years	rr_AverageAnnualReturnYear05	11.70%
Since Inception	rr_AverageAnnualReturnSinceInception	11.88%
PFI Prospectus - Class A, B, C, J, P | Global Diversified Income Fund [Member] | Global Diversified Income Fund, Class A [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	1.21%
5 Years	rr_AverageAnnualReturnYear05	10.51%
Since Inception	rr_AverageAnnualReturnSinceInception	10.66%
PFI Prospectus - Class A, B, C, J, P | Global Diversified Income Fund [Member] | Global Diversified Income Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGDCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.72%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.05%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.91%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	294
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	600
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,032
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,233
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	194
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	600
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,032
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,233
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.97%
5 Years	rr_AverageAnnualReturnYear05	14.61%
Since Inception	rr_AverageAnnualReturnSinceInception	14.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2008
PFI Prospectus - Class A, B, C, J, P | Global Diversified Income Fund [Member] | Global Diversified Income Fund, Class P Shares [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGDPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.72%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.05%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.89%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[13]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.89%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	493
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,096
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	91
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	284
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	493
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,096
Label	rr_AverageAnnualReturnLabel	Class P Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.10%
5 Years	rr_AverageAnnualReturnYear05	15.59%
Since Inception	rr_AverageAnnualReturnSinceInception	15.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2008
PFI Prospectus - Class A, B, C, J, P | Equity Income Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EQUITY INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a relatively high level of current income and long-term growth of income and capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 268, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16.4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.40%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities at the time of each purchase. The Fund usually invests in equity securities of companies with large market capitalizations. For this Fund, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000® Value Index (as of December 31, 2013, this range was between approximately  $1.126 billion and $526.685 billion). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in real estate investment trusts and securities of foreign issuers.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors who seek dividends to generate income or to reinvest for growth and who can accept fluctuations in the value of investments and the risks of investing in real estate investment trust securities and foreign securities.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.

•	Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of these classes.

•	The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares.

•	The predecessor fund commenced operations on May 31, 1939.

•	The Class P shares were first sold on September 27, 2010.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 each year (Class A shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q3 '09	13.97%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-19.82%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Classes B, C, and P shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Classes B, C, and P shares.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2013
PFI Prospectus - Class A, B, C, J, P | Equity Income Fund [Member] | Russell 1000 Value Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	32.53%
5 Years	rr_AverageAnnualReturnYear05	16.67%
10 Years	rr_AverageAnnualReturnYear10	7.58%
PFI Prospectus - Class A, B, C, J, P | Equity Income Fund [Member] | Equity Income Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PQIAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.51%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.17%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.93%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	640
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	830
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,036
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,630
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	640
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	830
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,036
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,630
Annual Return 2004	rr_AnnualReturn2004	18.72%
Annual Return 2005	rr_AnnualReturn2005	9.46%
Annual Return 2006	rr_AnnualReturn2006	17.73%
Annual Return 2007	rr_AnnualReturn2007	4.72%
Annual Return 2008	rr_AnnualReturn2008	(34.26%)
Annual Return 2009	rr_AnnualReturn2009	19.97%
Annual Return 2010	rr_AnnualReturn2010	15.76%
Annual Return 2011	rr_AnnualReturn2011	5.07%
Annual Return 2012	rr_AnnualReturn2012	12.47%
Annual Return 2013	rr_AnnualReturn2013	26.68%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.82%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	19.69%
5 Years	rr_AverageAnnualReturnYear05	14.46%
10 Years	rr_AverageAnnualReturnYear10	7.54%
PFI Prospectus - Class A, B, C, J, P | Equity Income Fund [Member] | Equity Income Fund, Class A [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	19.08%
5 Years	rr_AverageAnnualReturnYear05	13.98%
10 Years	rr_AverageAnnualReturnYear10	6.84%
PFI Prospectus - Class A, B, C, J, P | Equity Income Fund [Member] | Equity Income Fund, Class A [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	11.58%
5 Years	rr_AverageAnnualReturnYear05	11.68%
10 Years	rr_AverageAnnualReturnYear10	6.16%
PFI Prospectus - Class A, B, C, J, P | Equity Income Fund [Member] | Equity Income Fund, Class B [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PQUBX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.51%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.31%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.82%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[14]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.82%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	685
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	973
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,185
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,903
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	185
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	573
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	985
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,903
Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	20.58%
5 Years	rr_AverageAnnualReturnYear05	14.47%
10 Years	rr_AverageAnnualReturnYear10	7.38%
PFI Prospectus - Class A, B, C, J, P | Equity Income Fund [Member] | Equity Income Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEUCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.51%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.15%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.66%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	269
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	523
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	902
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,965
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	169
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	523
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	902
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,965
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	24.81%
5 Years	rr_AverageAnnualReturnYear05	14.91%
10 Years	rr_AverageAnnualReturnYear10	7.34%
PFI Prospectus - Class A, B, C, J, P | Equity Income Fund [Member] | Equity Income Fund, Class P Shares [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEQPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.51%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.12%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.63%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[14]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.63%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	202
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	351
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	786
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	64
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	202
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	351
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	786
Label	rr_AverageAnnualReturnLabel	Class P Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	27.06%
5 Years	rr_AverageAnnualReturnYear05	15.97%
10 Years	rr_AverageAnnualReturnYear10	8.25%
PFI Prospectus - Class A, B, C, J, P | LargeCap Blend Fund II [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LARGECAP BLEND FUND II
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47.0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of each purchase. For this Fund, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the S&P 500 Index (as of December 31, 2013, this range was between approximately $3.353 billion and $504.852 billion). The Fund also invests in securities of foreign issuers.
Employing a "blend" strategy, the Fund's assets are invested in equity securities with both growth and/or value characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does not have a policy of preferring one of these categories over the other.
Principal Management Corporation invests between 10% and 35% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index (listed in the Average Annual Total Returns table) by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in an actively managed portfolio of equity securities, but who prefer investing in larger, established companies.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 each year (Class J shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 '09	16.64%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-22.04%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2013
PFI Prospectus - Class A, B, C, J, P | LargeCap Blend Fund II [Member] | S&P 500 Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
10 Years	rr_AverageAnnualReturnYear10	7.41%
PFI Prospectus - Class A, B, C, J, P | LargeCap Blend Fund II [Member] | LargeCap Blend II Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLBJX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.15%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.14%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[15],[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.11%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	213
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	359
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	624
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,383
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	113
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	359
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	624
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,383
Annual Return 2004	rr_AnnualReturn2004	9.41%
Annual Return 2005	rr_AnnualReturn2005	4.16%
Annual Return 2006	rr_AnnualReturn2006	15.22%
Annual Return 2007	rr_AnnualReturn2007	5.08%
Annual Return 2008	rr_AnnualReturn2008	(36.88%)
Annual Return 2009	rr_AnnualReturn2009	28.94%
Annual Return 2010	rr_AnnualReturn2010	12.80%
Annual Return 2011	rr_AnnualReturn2011	(0.97%)
Annual Return 2012	rr_AnnualReturn2012	14.98%
Annual Return 2013	rr_AnnualReturn2013	30.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.04%)
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	29.53%
5 Years	rr_AverageAnnualReturnYear05	16.66%
10 Years	rr_AverageAnnualReturnYear10	6.53%
PFI Prospectus - Class A, B, C, J, P | LargeCap Blend Fund II [Member] | LargeCap Blend II Fund, Class J [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	21.29%
5 Years	rr_AverageAnnualReturnYear05	15.04%
10 Years	rr_AverageAnnualReturnYear10	5.28%
PFI Prospectus - Class A, B, C, J, P | LargeCap Blend Fund II [Member] | LargeCap Blend II Fund, Class J [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distribution and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	23.25%
5 Years	rr_AverageAnnualReturnYear05	13.50%
10 Years	rr_AverageAnnualReturnYear10	5.24%
PFI Prospectus - Class A, B, C, J, P | LargeCap Growth Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LARGECAP GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 268, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79.3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.30%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of each purchase. For this Fund, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000® Growth Index (as of December 31, 2013, this range was between approximately $1.26 billion and $526.685 billion). The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	Class A and B shares commenced operations on June 28, 2005, Class C shares were first sold on January 16, 2007, and Class P shares were first sold on September 27, 2010.

•
The returns for Class A, B, C, and P shares, for the periods prior to those dates, are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, C, and P shares.

•	The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares, which were first sold on December 6, 2000.

•
During 2003, the Fund processed a significant (relative to the R-3 Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the R-3 Class. In accordance with the Fund's shareholder processing policies, this benefit inures all shareholders of the R-3 Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 each year (Class A shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q1 '12	17.04%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-25.99%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Classes B, C, J, and P shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Classes B, C, J, and P shares.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2013
PFI Prospectus - Class A, B, C, J, P | LargeCap Growth Fund [Member] | Russell 1000 Growth Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	33.48%
5 Years	rr_AverageAnnualReturnYear05	20.39%
10 Years	rr_AverageAnnualReturnYear10	7.83%
PFI Prospectus - Class A, B, C, J, P | LargeCap Growth Fund [Member] | LargeCap Growth Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRGWX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.63%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.31%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.19%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	665
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	907
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,168
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,914
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	665
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	907
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,168
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,914
Annual Return 2004	rr_AnnualReturn2004	8.72%
Annual Return 2005	rr_AnnualReturn2005	11.10%
Annual Return 2006	rr_AnnualReturn2006	9.24%
Annual Return 2007	rr_AnnualReturn2007	22.34%
Annual Return 2008	rr_AnnualReturn2008	(43.11%)
Annual Return 2009	rr_AnnualReturn2009	26.25%
Annual Return 2010	rr_AnnualReturn2010	17.42%
Annual Return 2011	rr_AnnualReturn2011	(4.86%)
Annual Return 2012	rr_AnnualReturn2012	15.73%
Annual Return 2013	rr_AnnualReturn2013	33.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.99%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	26.11%
5 Years	rr_AverageAnnualReturnYear05	15.54%
10 Years	rr_AverageAnnualReturnYear10	6.57%
PFI Prospectus - Class A, B, C, J, P | LargeCap Growth Fund [Member] | LargeCap Growth Fund, Class A [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	22.98%
5 Years	rr_AverageAnnualReturnYear05	14.96%
10 Years	rr_AverageAnnualReturnYear10	6.24%
PFI Prospectus - Class A, B, C, J, P | LargeCap Growth Fund [Member] | LargeCap Growth Fund, Class A [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	17.29%
5 Years	rr_AverageAnnualReturnYear05	12.55%
10 Years	rr_AverageAnnualReturnYear10	5.31%
PFI Prospectus - Class A, B, C, J, P | LargeCap Growth Fund [Member] | LargeCap Growth Fund, Class B [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRGBX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.63%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.83%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.46%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[16]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.25%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	728
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,143
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,488
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,462
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	228
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	743
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,288
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,462
Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	26.90%
5 Years	rr_AverageAnnualReturnYear05	15.41%
10 Years	rr_AverageAnnualReturnYear10	6.23%
PFI Prospectus - Class A, B, C, J, P | LargeCap Growth Fund [Member] | LargeCap Growth Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLGCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.63%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.42%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.05%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	308
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	643
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,103
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,379
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	208
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	643
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,103
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,379
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	31.22%
5 Years	rr_AverageAnnualReturnYear05	15.90%
10 Years	rr_AverageAnnualReturnYear10	6.28%
PFI Prospectus - Class A, B, C, J, P | LargeCap Growth Fund [Member] | LargeCap Growth Fund, Class P Shares [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGLPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.63%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.90%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[16]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.83%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	279
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	490
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,100
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	85
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	279
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	490
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,100
Label	rr_AverageAnnualReturnLabel	Class P Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	33.91%
5 Years	rr_AverageAnnualReturnYear05	17.41%
10 Years	rr_AverageAnnualReturnYear10	7.44%
PFI Prospectus - Class A, B, C, J, P | LargeCap Growth Fund [Member] | LargeCap Growth Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGLJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.63%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.21%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.09%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.08%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	210
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	345
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	600
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,328
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	110
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	345
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	600
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,328
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	32.48%
5 Years	rr_AverageAnnualReturnYear05	16.91%
10 Years	rr_AverageAnnualReturnYear10	7.09%
PFI Prospectus - Class A, B, C, J, P | LargeCap Growth Fund I [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LARGECAP GROWTH FUND I
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 268, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37.0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of each purchase. For this Fund, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000® Growth Index (as of December 31, 2013, this range was between approximately $1.26 billion and $526.685 billion). The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.
Principal Management Corporation invests between 10% and 35% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index (listed in the Average Annual Total Returns table) by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market indices.

•	The Class A shares were first sold on March 1, 2013.

•
For periods prior to the date on which the Class A shares began operations, its returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the Class A shares.

•
The adjustments result in performance (for the periods prior to the date the Class A shares began operations) that is no higher than the historical performance of the Institutional Class shares, which were first sold on December 6, 2000.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.The bar chart shows the investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 each year (Class A shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 '09	19.69%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-22.85%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Class J shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class J shares.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2013
PFI Prospectus - Class A, B, C, J, P | LargeCap Growth Fund I [Member] | Russell 1000 Growth Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	33.48%
5 Years	rr_AverageAnnualReturnYear05	20.39%
10 Years	rr_AverageAnnualReturnYear10	7.83%
PFI Prospectus - Class A, B, C, J, P | LargeCap Growth Fund I [Member] | LargeCap Growth I Fund, Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLGAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.61%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	6.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	6.88%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.63%)	[17],[18]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	670
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,915
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,201
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,211
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	670
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,915
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,201
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	6,211
Annual Return 2004	rr_AnnualReturn2004	8.70%
Annual Return 2005	rr_AnnualReturn2005	7.07%
Annual Return 2006	rr_AnnualReturn2006	5.56%
Annual Return 2007	rr_AnnualReturn2007	7.80%
Annual Return 2008	rr_AnnualReturn2008	(40.91%)
Annual Return 2009	rr_AnnualReturn2009	51.39%
Annual Return 2010	rr_AnnualReturn2010	19.23%
Annual Return 2011	rr_AnnualReturn2011	(0.93%)
Annual Return 2012	rr_AnnualReturn2012	15.78%
Annual Return 2013	rr_AnnualReturn2013	35.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.85%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	28.42%
5 Years	rr_AverageAnnualReturnYear05	21.57%
10 Years	rr_AverageAnnualReturnYear10	7.60%
PFI Prospectus - Class A, B, C, J, P | LargeCap Growth Fund I [Member] | LargeCap Growth I Fund, Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	26.62%
5 Years	rr_AverageAnnualReturnYear05	20.91%
10 Years	rr_AverageAnnualReturnYear10	7.06%
PFI Prospectus - Class A, B, C, J, P | LargeCap Growth Fund I [Member] | LargeCap Growth I Fund, Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	17.51%
5 Years	rr_AverageAnnualReturnYear05	17.77%
10 Years	rr_AverageAnnualReturnYear10	6.18%
PFI Prospectus - Class A, B, C, J, P | LargeCap Growth Fund I [Member] | LargeCap Growth I Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLGJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.61%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.08%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[17],[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.05%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	207
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	340
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	592
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,314
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	107
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	340
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	592
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,314
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	35.10%
5 Years	rr_AverageAnnualReturnYear05	22.96%
10 Years	rr_AverageAnnualReturnYear10	8.05%
PFI Prospectus - Class A, B, C, J, P | LargeCap Growth Fund II [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LARGECAP GROWTH FUND II
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63.6% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.60%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of each purchase. For this Fund, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000® Growth Index (as of December 31, 2013, the range was between approximately $1.26 billion and $526.685 billion). The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.
Principal Management Corporation invests between 10% and 35% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index (listed in the Average Annual Total Returns table) by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 each year (Class J shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 '09	15.64%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-22.95%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2013
PFI Prospectus - Class A, B, C, J, P | LargeCap Growth Fund II [Member] | Russell 1000 Growth Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	33.48%
5 Years	rr_AverageAnnualReturnYear05	20.39%
10 Years	rr_AverageAnnualReturnYear10	7.83%
PFI Prospectus - Class A, B, C, J, P | LargeCap Growth Fund II [Member] | LargeCap Growth II Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPLJX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.87%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.21%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.33%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[19],[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.31%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	233
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	419
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	727
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,599
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	133
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	419
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	727
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,599
Annual Return 2004	rr_AnnualReturn2004	8.41%
Annual Return 2005	rr_AnnualReturn2005	4.00%
Annual Return 2006	rr_AnnualReturn2006	6.91%
Annual Return 2007	rr_AnnualReturn2007	17.40%
Annual Return 2008	rr_AnnualReturn2008	(38.25%)
Annual Return 2009	rr_AnnualReturn2009	33.33%
Annual Return 2010	rr_AnnualReturn2010	12.70%
Annual Return 2011	rr_AnnualReturn2011	0.47%
Annual Return 2012	rr_AnnualReturn2012	13.61%
Annual Return 2013	rr_AnnualReturn2013	29.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.95%)
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	28.52%
5 Years	rr_AverageAnnualReturnYear05	17.31%
10 Years	rr_AverageAnnualReturnYear10	6.86%
PFI Prospectus - Class A, B, C, J, P | LargeCap Growth Fund II [Member] | LargeCap Growth II Fund, Class J [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	25.70%
5 Years	rr_AverageAnnualReturnYear05	16.35%
10 Years	rr_AverageAnnualReturnYear10	5.89%
PFI Prospectus - Class A, B, C, J, P | LargeCap Growth Fund II [Member] | LargeCap Growth II Fund, Class J [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distribution and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	18.38%
5 Years	rr_AverageAnnualReturnYear05	14.12%
10 Years	rr_AverageAnnualReturnYear10	5.45%
PFI Prospectus - Class A, B, C, J, P | LargeCap S&P 500 Index Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LARGECAP S&P 500 INDEX FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 268, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3.0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the S&P 500 Index at the time of each purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the large cap universe. As of December 31, 2013, the market capitalization range of the Index was between approximately $3.353 billion and $504.852 billion. The Fund employs a passive investment approach designed to attempt to track the performance of the Index. The Fund utilizes derivative strategies. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Fund invests in index futures and exchange-traded funds ("ETFs") on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.

Note:
“Standard & Poor's 500" and "S&P 500®" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Exchange-Traded Funds ("ETFs") Risk. An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the fund invests.
Index Fund Investment Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	Class A shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007.

•	The returns for Class A and C shares, for the periods prior to those dates, are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class A and C shares.

•	The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares, which were first sold on December 6, 2000.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 each year (Class A shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 '09	15.77%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-22.13%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Classes C and J shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Classes C and J shares.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2013
PFI Prospectus - Class A, B, C, J, P | LargeCap S&P 500 Index Fund [Member] | S&P 500 Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
10 Years	rr_AverageAnnualReturnYear10	7.41%
PFI Prospectus - Class A, B, C, J, P | LargeCap S&P 500 Index Fund [Member] | LargeCap S&P 500 Index Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLSAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	1.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	0.25%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.56%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	206
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	327
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	458
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	841
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	206
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	327
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	458
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	841
Annual Return 2004	rr_AnnualReturn2004	9.89%
Annual Return 2005	rr_AnnualReturn2005	4.17%
Annual Return 2006	rr_AnnualReturn2006	14.93%
Annual Return 2007	rr_AnnualReturn2007	4.90%
Annual Return 2008	rr_AnnualReturn2008	(37.46%)
Annual Return 2009	rr_AnnualReturn2009	25.66%
Annual Return 2010	rr_AnnualReturn2010	14.28%
Annual Return 2011	rr_AnnualReturn2011	1.49%
Annual Return 2012	rr_AnnualReturn2012	15.14%
Annual Return 2013	rr_AnnualReturn2013	31.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.13%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	29.71%
5 Years	rr_AverageAnnualReturnYear05	16.81%
10 Years	rr_AverageAnnualReturnYear10	6.50%
PFI Prospectus - Class A, B, C, J, P | LargeCap S&P 500 Index Fund [Member] | LargeCap S&P 500 Index Fund, Class A [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	29.30%
5 Years	rr_AverageAnnualReturnYear05	16.55%
10 Years	rr_AverageAnnualReturnYear10	6.14%
PFI Prospectus - Class A, B, C, J, P | LargeCap S&P 500 Index Fund [Member] | LargeCap S&P 500 Index Fund, Class A [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	17.14%
5 Years	rr_AverageAnnualReturnYear05	13.66%
10 Years	rr_AverageAnnualReturnYear10	5.28%
PFI Prospectus - Class A, B, C, J, P | LargeCap S&P 500 Index Fund [Member] | LargeCap S&P 500 Index Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLICX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.36%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.51%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[20]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.30%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	232
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	453
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	800
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,781
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	132
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	453
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	800
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,781
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	29.66%
5 Years	rr_AverageAnnualReturnYear05	16.38%
10 Years	rr_AverageAnnualReturnYear10	5.97%
PFI Prospectus - Class A, B, C, J, P | LargeCap S&P 500 Index Fund [Member] | LargeCap S&P 500 Index Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSPJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.54%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.53%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	154
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	172
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	301
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	676
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	54
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	172
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	301
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	676
PFI Prospectus - Class A, B, C, J, P | LargeCap S&P 500 Index Fund [Member] | LargeCap S&P 500 Index Fund, Class J [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	30.65%
5 Years	rr_AverageAnnualReturnYear05	17.20%
10 Years	rr_AverageAnnualReturnYear10	6.62%
PFI Prospectus - Class A, B, C, J, P | LargeCap Value Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LARGECAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 268, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 121.4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	121.40%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of each purchase. For this Fund, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000® Value Index (which as of December 31, 2013 ranged between approximately $1.126 billion and $526.685 billion). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund actively trades portfolio securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Active Trading Risk. A fund that has a portfolio turnover rate over 100% is considered actively traded. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007.

•
The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares.

•	The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares, which were first sold on December 6, 2000.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 each year (Class A shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q3 '09	15.65%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-21.93%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Classes B, C, and J shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Classes B, C, and J shares.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2013
PFI Prospectus - Class A, B, C, J, P | LargeCap Value Fund [Member] | Russell 1000 Value Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	32.53%
5 Years	rr_AverageAnnualReturnYear05	16.67%
10 Years	rr_AverageAnnualReturnYear10	7.58%
PFI Prospectus - Class A, B, C, J, P | LargeCap Value Fund [Member] | LargeCap Value Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCACX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.42%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.89%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	636
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	818
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,016
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,586
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	636
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	818
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,016
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,586
Annual Return 2004	rr_AnnualReturn2004	12.06%
Annual Return 2005	rr_AnnualReturn2005	6.30%
Annual Return 2006	rr_AnnualReturn2006	19.48%
Annual Return 2007	rr_AnnualReturn2007	(0.30%)
Annual Return 2008	rr_AnnualReturn2008	(35.64%)
Annual Return 2009	rr_AnnualReturn2009	14.97%
Annual Return 2010	rr_AnnualReturn2010	13.68%
Annual Return 2011	rr_AnnualReturn2011	0.81%
Annual Return 2012	rr_AnnualReturn2012	18.11%
Annual Return 2013	rr_AnnualReturn2013	30.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.93%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	23.53%
5 Years	rr_AverageAnnualReturnYear05	13.95%
10 Years	rr_AverageAnnualReturnYear10	5.79%
PFI Prospectus - Class A, B, C, J, P | LargeCap Value Fund [Member] | LargeCap Value Fund, Class A [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	20.37%
5 Years	rr_AverageAnnualReturnYear05	13.20%
10 Years	rr_AverageAnnualReturnYear10	5.00%
PFI Prospectus - Class A, B, C, J, P | LargeCap Value Fund [Member] | LargeCap Value Fund, Class A [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	11.14%
10 Years	rr_AverageAnnualReturnYear10	4.65%
PFI Prospectus - Class A, B, C, J, P | LargeCap Value Fund [Member] | LargeCap Value Fund, Class B [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCCBX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.42%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.58%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.00%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.00%)	[21]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.00%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	703
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,217
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,674
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,729
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	817
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,474
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,729
Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	24.14%
5 Years	rr_AverageAnnualReturnYear05	13.64%
10 Years	rr_AverageAnnualReturnYear10	5.39%
PFI Prospectus - Class A, B, C, J, P | LargeCap Value Fund [Member] | LargeCap Value Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLUCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.42%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.78%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.20%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[21]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.70%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	273
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	632
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,126
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,488
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	173
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	632
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,126
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,488
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	28.47%
5 Years	rr_AverageAnnualReturnYear05	14.39%
10 Years	rr_AverageAnnualReturnYear10	5.62%
PFI Prospectus - Class A, B, C, J, P | LargeCap Value Fund [Member] | LargeCap Value Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PVLJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.42%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.24%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.91%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.90%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	192
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	289
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	503
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,118
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	92
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	289
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	503
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,118
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	29.55%
5 Years	rr_AverageAnnualReturnYear05	15.20%
10 Years	rr_AverageAnnualReturnYear10	6.21%
PFI Prospectus - Class A, B, C, J, P | LargeCap Value Fund III [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LARGECAP VALUE FUND III
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64.8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.80%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in companies with large market capitalizations at the time of each purchase. For this Fund, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000® Value Index (as of December 31, 2013, the range of the index was between approximately $1.126 billion and $526.685 billion). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued.
Principal Management Corporation invests between 10% and 35% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index (listed in the Average Annual Total Returns table) by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities but who prefer investing in companies that appear to be considered undervalued relative to similar companies.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 each year (Class J shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q3 '09	15.83%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-21.68%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2013
PFI Prospectus - Class A, B, C, J, P | LargeCap Value Fund III [Member] | Russell 1000 Value Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	32.53%
5 Years	rr_AverageAnnualReturnYear05	16.67%
10 Years	rr_AverageAnnualReturnYear10	7.58%
PFI Prospectus - Class A, B, C, J, P | LargeCap Value Fund III [Member] | LargeCap Value III Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLVJX
Maximum Cumulative Sales Charge (as a percentage)	rr_MaximumCumulativeSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.79%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.23%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[22],[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.21%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	223
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	388
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	673
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,487
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	123
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	388
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	673
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,487
Annual Return 2004	rr_AnnualReturn2004	12.41%
Annual Return 2005	rr_AnnualReturn2005	4.48%
Annual Return 2006	rr_AnnualReturn2006	20.98%
Annual Return 2007	rr_AnnualReturn2007	(4.30%)
Annual Return 2008	rr_AnnualReturn2008	(41.18%)
Annual Return 2009	rr_AnnualReturn2009	18.45%
Annual Return 2010	rr_AnnualReturn2010	12.25%
Annual Return 2011	rr_AnnualReturn2011	(3.47%)
Annual Return 2012	rr_AnnualReturn2012	15.46%
Annual Return 2013	rr_AnnualReturn2013	30.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.68%)
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	29.97%
5 Years	rr_AverageAnnualReturnYear05	14.18%
10 Years	rr_AverageAnnualReturnYear10	4.49%
PFI Prospectus - Class A, B, C, J, P | LargeCap Value Fund III [Member] | LargeCap Value III Fund, Class J [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	29.89%
5 Years	rr_AverageAnnualReturnYear05	13.99%
10 Years	rr_AverageAnnualReturnYear10	4.07%
PFI Prospectus - Class A, B, C, J, P | LargeCap Value Fund III [Member] | LargeCap Value III Fund, Class J [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distribution and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	17.02%
5 Years	rr_AverageAnnualReturnYear05	11.45%
10 Years	rr_AverageAnnualReturnYear10	3.70%
PFI Prospectus - Class A, B, C, J, P | Principal Capital Appreciation Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL CAPITAL APPRECIATION FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 268, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14.3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.30%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in equity securities of companies with any market capitalization, but has a greater exposure to large market capitalization companies than small or medium market capitalization companies.
The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does not have a policy of preferring one of these categories over the other.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.

•	Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of these classes.

•	The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares.

•	The predecessor fund commenced operations on November 24, 1986.

•	The Class P shares were first sold on September 27, 2010.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 each year (Class A shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 '09	16.44%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-22.78%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Classes B, C, and P shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Classes B, C, and P shares.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2013
PFI Prospectus - Class A, B, C, J, P | Principal Capital Appreciation Fund [Member] | Russell 3000 Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	33.55%
5 Years	rr_AverageAnnualReturnYear05	18.71%
10 Years	rr_AverageAnnualReturnYear10	7.88%
PFI Prospectus - Class A, B, C, J, P | Principal Capital Appreciation Fund [Member] | Principal Capital Appreciation Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMNWX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.18%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.90%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	637
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	821
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,021
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,597
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	637
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	821
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,021
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,597
Annual Return 2004	rr_AnnualReturn2004	13.23%
Annual Return 2005	rr_AnnualReturn2005	8.13%
Annual Return 2006	rr_AnnualReturn2006	11.81%
Annual Return 2007	rr_AnnualReturn2007	8.46%
Annual Return 2008	rr_AnnualReturn2008	(33.52%)
Annual Return 2009	rr_AnnualReturn2009	29.40%
Annual Return 2010	rr_AnnualReturn2010	14.76%
Annual Return 2011	rr_AnnualReturn2011	(0.11%)
Annual Return 2012	rr_AnnualReturn2012	13.45%
Annual Return 2013	rr_AnnualReturn2013	32.44%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.78%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	25.16%
5 Years	rr_AverageAnnualReturnYear05	16.06%
10 Years	rr_AverageAnnualReturnYear10	7.59%
PFI Prospectus - Class A, B, C, J, P | Principal Capital Appreciation Fund [Member] | Principal Capital Appreciation Fund, Class A [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	24.30%
5 Years	rr_AverageAnnualReturnYear05	15.57%
10 Years	rr_AverageAnnualReturnYear10	7.04%
PFI Prospectus - Class A, B, C, J, P | Principal Capital Appreciation Fund [Member] | Principal Capital Appreciation Fund, Class A [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	14.92%
5 Years	rr_AverageAnnualReturnYear05	13.05%
10 Years	rr_AverageAnnualReturnYear10	6.21%
PFI Prospectus - Class A, B, C, J, P | Principal Capital Appreciation Fund [Member] | Principal Capital Appreciation Fund, Class B [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMNBX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.47%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.94%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[23]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.94%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	697
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,009
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,247
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,994
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	197
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	609
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,047
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,994
Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	26.07%
5 Years	rr_AverageAnnualReturnYear05	15.99%
10 Years	rr_AverageAnnualReturnYear10	7.38%
PFI Prospectus - Class A, B, C, J, P | Principal Capital Appreciation Fund [Member] | Principal Capital Appreciation Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMNCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.73%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[23]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.73%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	276
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	545
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	939
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,041
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	176
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	545
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	939
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,041
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	30.34%
5 Years	rr_AverageAnnualReturnYear05	16.32%
10 Years	rr_AverageAnnualReturnYear10	7.24%
PFI Prospectus - Class A, B, C, J, P | Principal Capital Appreciation Fund [Member] | Principal Capital Appreciation Fund, Class P Shares [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCFPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.47%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.21%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.68%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[23]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.67%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	216
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	378
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	845
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	68
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	216
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	378
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	845
Label	rr_AverageAnnualReturnLabel	Class P Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	32.73%
5 Years	rr_AverageAnnualReturnYear05	17.57%
10 Years	rr_AverageAnnualReturnYear10	8.29%
PFI Prospectus - Class A, B, C, J, P | MidCap Fund f/k/a Midcap Blend [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MIDCAP FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 268, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13.0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of each purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell Midcap® Index (as of December 31, 2013, this range was between approximately $1.126 billion and $29.14 billion). The Fund invests in foreign securities.
The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does not have a policy of preferring one of these categories over the other.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	Class A and B shares commenced operations on June 28, 2005, Class C shares were first sold on January 16, 2007, and Class P shares were first sold on September 27, 2010.

•
The returns for Class A, B, C, and P shares, for the periods prior to those dates, are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, C, and P shares.

•	The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares, which were first sold on December 6, 2000.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 each year (Class A shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 '09	17.51%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-23.89%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Classes B, C, J, and P shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Classes B, C, J, and P shares.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2013
PFI Prospectus - Class A, B, C, J, P | MidCap Fund f/k/a Midcap Blend [Member] | Russell Midcap Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell Midcap Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	34.76%
5 Years	rr_AverageAnnualReturnYear05	22.36%
10 Years	rr_AverageAnnualReturnYear10	10.22%
PFI Prospectus - Class A, B, C, J, P | MidCap Fund f/k/a Midcap Blend [Member] | MidCap Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEMGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.17%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.02%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	648
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	857
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,082
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,729
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	648
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	857
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,082
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,729
Annual Return 2004	rr_AnnualReturn2004	17.21%
Annual Return 2005	rr_AnnualReturn2005	8.75%
Annual Return 2006	rr_AnnualReturn2006	13.68%
Annual Return 2007	rr_AnnualReturn2007	9.01%
Annual Return 2008	rr_AnnualReturn2008	(34.09%)
Annual Return 2009	rr_AnnualReturn2009	32.50%
Annual Return 2010	rr_AnnualReturn2010	23.12%
Annual Return 2011	rr_AnnualReturn2011	7.63%
Annual Return 2012	rr_AnnualReturn2012	18.57%
Annual Return 2013	rr_AnnualReturn2013	33.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.89%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	25.85%
5 Years	rr_AverageAnnualReturnYear05	21.23%
10 Years	rr_AverageAnnualReturnYear10	10.55%
PFI Prospectus - Class A, B, C, J, P | MidCap Fund f/k/a Midcap Blend [Member] | MidCap Fund, Class A [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	25.22%
5 Years	rr_AverageAnnualReturnYear05	20.61%
10 Years	rr_AverageAnnualReturnYear10	9.63%
PFI Prospectus - Class A, B, C, J, P | MidCap Fund f/k/a Midcap Blend [Member] | MidCap Fund, Class A [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	15.13%
5 Years	rr_AverageAnnualReturnYear05	17.46%
10 Years	rr_AverageAnnualReturnYear10	8.65%
PFI Prospectus - Class A, B, C, J, P | MidCap Fund f/k/a Midcap Blend [Member] | MidCap Fund, Class B [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRMBX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.56%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.16%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[24]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.09%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	712
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,068
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,352
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,196
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	212
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	668
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,152
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,196
Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	26.68%
5 Years	rr_AverageAnnualReturnYear05	21.19%
10 Years	rr_AverageAnnualReturnYear10	10.51%
PFI Prospectus - Class A, B, C, J, P | MidCap Fund f/k/a Midcap Blend [Member] | MidCap Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMBCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.17%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.77%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	280
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	557
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	959
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,084
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	180
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	557
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	959
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,084
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	31.13%
5 Years	rr_AverageAnnualReturnYear05	21.68%
10 Years	rr_AverageAnnualReturnYear10	10.29%
PFI Prospectus - Class A, B, C, J, P | MidCap Fund f/k/a Midcap Blend [Member] | Midcap Fund, Class P Shares [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMCPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.73%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[24]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.73%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	75
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	233
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	406
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	906
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	75
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	233
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	406
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	906
Label	rr_AverageAnnualReturnLabel	Class P Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	33.49%
5 Years	rr_AverageAnnualReturnYear05	22.82%
10 Years	rr_AverageAnnualReturnYear10	11.22%
PFI Prospectus - Class A, B, C, J, P | MidCap Fund f/k/a Midcap Blend [Member] | MidCap Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMBJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.98%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.97%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	199
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	311
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	541
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,200
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	99
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	311
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	541
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,200
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	32.23%
5 Years	rr_AverageAnnualReturnYear05	22.57%
10 Years	rr_AverageAnnualReturnYear10	11.00%
PFI Prospectus - Class A, B, C, J, P | MidCap Growth Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MIDCAP GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 222.6% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	222.60%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of each purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell Midcap® Growth Index (as of December 31, 2013, this range was between approximately $1.26 billion and $29.14 billion). The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund actively trades portfolio securities and invests its assets in the securities of foreign issuers.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Active Trading Risk. A fund that has a portfolio turnover rate over 100% is considered actively traded. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 each year (Class J shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q4 '10	17.34%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-25.41%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2013
PFI Prospectus - Class A, B, C, J, P | MidCap Growth Fund [Member] | Russell Midcap Growth Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	35.74%
5 Years	rr_AverageAnnualReturnYear05	23.37%
10 Years	rr_AverageAnnualReturnYear10	9.77%
PFI Prospectus - Class A, B, C, J, P | MidCap Growth Fund [Member] | MidCap Growth Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMGJX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.32%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.22%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.21%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	223
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	386
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	669
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,476
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	123
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	386
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	669
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,476
Annual Return 2004	rr_AnnualReturn2004	9.44%
Annual Return 2005	rr_AnnualReturn2005	12.32%
Annual Return 2006	rr_AnnualReturn2006	1.41%
Annual Return 2007	rr_AnnualReturn2007	28.79%
Annual Return 2008	rr_AnnualReturn2008	(41.83%)
Annual Return 2009	rr_AnnualReturn2009	25.66%
Annual Return 2010	rr_AnnualReturn2010	28.70%
Annual Return 2011	rr_AnnualReturn2011	(7.09%)
Annual Return 2012	rr_AnnualReturn2012	13.08%
Annual Return 2013	rr_AnnualReturn2013	34.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.41%)
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	33.80%
5 Years	rr_AverageAnnualReturnYear05	18.03%
10 Years	rr_AverageAnnualReturnYear10	7.90%
PFI Prospectus - Class A, B, C, J, P | MidCap Growth Fund [Member] | MidCap Growth Fund, Class J [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	23.01%
5 Years	rr_AverageAnnualReturnYear05	15.25%
10 Years	rr_AverageAnnualReturnYear10	6.50%
PFI Prospectus - Class A, B, C, J, P | MidCap Growth Fund [Member] | MidCap Growth Fund, Class J [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distribution and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	21.51%
5 Years	rr_AverageAnnualReturnYear05	13.97%
10 Years	rr_AverageAnnualReturnYear10	6.14%
PFI Prospectus - Class A, B, C, J, P | MidCap Growth Fund III [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MIDCAP GROWTH FUND III
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 105.0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	105.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of each purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell Midcap® Growth Index (as of December 31, 2013, this range was between approximately $1.26 billion and $29.14 billion). The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund actively trades portfolio securities.
Principal Management Corporation invests between 10% and 35% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index (listed in the Average Annual Total Returns table) by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Active Trading Risk. A fund that has a portfolio turnover rate over 100% is considered actively traded. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 each year (Class J shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q3 '09	20.33%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-28.76%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2013
PFI Prospectus - Class A, B, C, J, P | MidCap Growth Fund III [Member] | Russell Midcap Growth Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	35.74%
5 Years	rr_AverageAnnualReturnYear05	23.37%
10 Years	rr_AverageAnnualReturnYear10	9.77%
PFI Prospectus - Class A, B, C, J, P | MidCap Growth Fund III [Member] | MidCap Growth III Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPQJX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.97%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.45%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[25],[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.42%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	245
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	455
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	789
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,732
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	145
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	455
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	789
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,732
Annual Return 2004	rr_AnnualReturn2004	11.23%
Annual Return 2005	rr_AnnualReturn2005	11.17%
Annual Return 2006	rr_AnnualReturn2006	5.59%
Annual Return 2007	rr_AnnualReturn2007	23.63%
Annual Return 2008	rr_AnnualReturn2008	(48.80%)
Annual Return 2009	rr_AnnualReturn2009	44.49%
Annual Return 2010	rr_AnnualReturn2010	26.52%
Annual Return 2011	rr_AnnualReturn2011	(4.81%)
Annual Return 2012	rr_AnnualReturn2012	8.79%
Annual Return 2013	rr_AnnualReturn2013	34.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.76%)
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	33.89%
5 Years	rr_AverageAnnualReturnYear05	20.62%
10 Years	rr_AverageAnnualReturnYear10	7.76%
PFI Prospectus - Class A, B, C, J, P | MidCap Growth Fund III [Member] | MidCap Growth III Fund, Class J [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	26.41%
5 Years	rr_AverageAnnualReturnYear05	19.17%
10 Years	rr_AverageAnnualReturnYear10	6.94%
PFI Prospectus - Class A, B, C, J, P | MidCap Growth Fund III [Member] | MidCap Growth III Fund, Class J [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distribution and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	22.61%
5 Years	rr_AverageAnnualReturnYear05	16.61%
10 Years	rr_AverageAnnualReturnYear10	6.23%
PFI Prospectus - Class A, B, C, J, P | MidCap S&P 400 Index Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MIDCAP S&P 400 INDEX FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11.2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.20%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor's ("S&P") MidCap 400 Index at the time of each purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the mid cap universe. As of December 31, 2013, the market capitalization range of the Index was between approximately $1.112 billion and $11.49 billion. The Fund employs a passive investment approach designed to attempt to track the performance of the Index. The Fund utilizes derivative strategies. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Fund invests in index futures and exchange-traded funds ("ETFs") on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.

Note:
“Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Exchange-Traded Funds ("ETFs") Risk. An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the fund invests.
Index Fund Investment Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 each year (Class J shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q3 '09	19.64%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-25.79%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2013
PFI Prospectus - Class A, B, C, J, P | MidCap S&P 400 Index Fund [Member] | S&P 400 MidCap Stock Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 400 Midcap Stock Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	33.50%
5 Years	rr_AverageAnnualReturnYear05	21.89%
10 Years	rr_AverageAnnualReturnYear10	10.36%
PFI Prospectus - Class A, B, C, J, P | MidCap S&P 400 Index Fund [Member] | MidCap S&P 400 Index Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMFJX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.66%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.65%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	166
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	210
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	367
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	821
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	66
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	210
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	367
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	821
Annual Return 2004	rr_AnnualReturn2004	15.18%
Annual Return 2005	rr_AnnualReturn2005	11.31%
Annual Return 2006	rr_AnnualReturn2006	9.37%
Annual Return 2007	rr_AnnualReturn2007	7.22%
Annual Return 2008	rr_AnnualReturn2008	(36.73%)
Annual Return 2009	rr_AnnualReturn2009	35.98%
Annual Return 2010	rr_AnnualReturn2010	25.56%
Annual Return 2011	rr_AnnualReturn2011	(2.38%)
Annual Return 2012	rr_AnnualReturn2012	17.06%
Annual Return 2013	rr_AnnualReturn2013	32.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.79%)
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	31.58%
5 Years	rr_AverageAnnualReturnYear05	20.93%
10 Years	rr_AverageAnnualReturnYear10	9.42%
PFI Prospectus - Class A, B, C, J, P | MidCap S&P 400 Index Fund [Member] | MidCap S&P 400 Index Fund, Class J [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	30.29%
5 Years	rr_AverageAnnualReturnYear05	20.29%
10 Years	rr_AverageAnnualReturnYear10	8.67%
PFI Prospectus - Class A, B, C, J, P | MidCap S&P 400 Index Fund [Member] | MidCap S&P 400 Index Fund, Class J [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distribution and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	18.77%
5 Years	rr_AverageAnnualReturnYear05	17.20%
10 Years	rr_AverageAnnualReturnYear10	7.70%
PFI Prospectus - Class A, B, C, J, P | MidCap Value Fund I [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MIDCAP VALUE FUND I
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 98.6% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	98.60%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of equity securities of companies with medium market capitalizations at the time of each purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell Midcap® Value Index (as of December 31, 2013, the range was between approximately $1.126 billion and $26.943 billion). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in real estate investment trusts.
Principal Management Corporation invests between 10% and 35% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index (listed in the Average Annual Total Returns table) by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	Life of Fund results are measured from the date the Fund's shares were first sold (December 29, 2003).

•	Class J shares were first sold on March 2, 2009.

•	The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares.

•	The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on December 29, 2003.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 each year (Class J shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q3 '09	22.22%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-23.86%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2013
PFI Prospectus - Class A, B, C, J, P | MidCap Value Fund I [Member] | Russell Midcap Value Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	33.46%
5 Years	rr_AverageAnnualReturnYear05	21.16%
10 Years	rr_AverageAnnualReturnYear10	10.25%
PFI Prospectus - Class A, B, C, J, P | MidCap Value Fund I [Member] | MidCap Value I Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PVEJX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.98%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.46%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[26],[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.39%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	242
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	454
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	790
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,739
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	142
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	454
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	790
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,739
Annual Return 2004	rr_AnnualReturn2004	24.91%
Annual Return 2005	rr_AnnualReturn2005	11.80%
Annual Return 2006	rr_AnnualReturn2006	15.09%
Annual Return 2007	rr_AnnualReturn2007	1.83%
Annual Return 2008	rr_AnnualReturn2008	(36.18%)
Annual Return 2009	rr_AnnualReturn2009	32.83%
Annual Return 2010	rr_AnnualReturn2010	23.46%
Annual Return 2011	rr_AnnualReturn2011	(4.41%)
Annual Return 2012	rr_AnnualReturn2012	17.22%
Annual Return 2013	rr_AnnualReturn2013	33.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.86%)
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	32.07%
5 Years	rr_AverageAnnualReturnYear05	19.58%
10 Years	rr_AverageAnnualReturnYear10	9.83%
PFI Prospectus - Class A, B, C, J, P | MidCap Value Fund I [Member] | MidCap Value I Fund, Class J [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	23.09%
5 Years	rr_AverageAnnualReturnYear05	17.85%
10 Years	rr_AverageAnnualReturnYear10	8.42%
PFI Prospectus - Class A, B, C, J, P | MidCap Value Fund I [Member] | MidCap Value I Fund, Class J [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distribution and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	21.82%
5 Years	rr_AverageAnnualReturnYear05	15.59%
10 Years	rr_AverageAnnualReturnYear10	7.81%
PFI Prospectus - Class A, B, C, J, P | MidCap Value Fund III [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MIDCAP VALUE FUND III
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88.3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	88.30%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of each purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell Midcap® Value Index (as of December 31, 2013, this range was between approximately $1.126 billion and $26.943 billion). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund invests in real estate investment trusts.
Principal Management Corporation invests between 10% and 35% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index (listed in the Average Annual Total Returns table) by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 each year (Class J shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q3 '09	19.08%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-22.57%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2013
PFI Prospectus - Class A, B, C, J, P | MidCap Value Fund III [Member] | Russell Midcap Value Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	33.46%
5 Years	rr_AverageAnnualReturnYear05	21.16%
10 Years	rr_AverageAnnualReturnYear10	10.25%
PFI Prospectus - Class A, B, C, J, P | MidCap Value Fund III [Member] | MidCap Value III Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMCJX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.11%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[27],[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.09%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	211
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	351
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	609
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,350
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	111
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	351
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	609
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,350
Annual Return 2004	rr_AnnualReturn2004	15.67%
Annual Return 2005	rr_AnnualReturn2005	12.13%
Annual Return 2006	rr_AnnualReturn2006	15.37%
Annual Return 2007	rr_AnnualReturn2007	(0.84%)
Annual Return 2008	rr_AnnualReturn2008	(36.56%)
Annual Return 2009	rr_AnnualReturn2009	29.37%
Annual Return 2010	rr_AnnualReturn2010	19.89%
Annual Return 2011	rr_AnnualReturn2011	1.93%
Annual Return 2012	rr_AnnualReturn2012	16.59%
Annual Return 2013	rr_AnnualReturn2013	36.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.57%)
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	35.31%
5 Years	rr_AverageAnnualReturnYear05	20.23%
10 Years	rr_AverageAnnualReturnYear10	8.99%
PFI Prospectus - Class A, B, C, J, P | MidCap Value Fund III [Member] | MidCap Value III Fund, Class J [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	33.84%
5 Years	rr_AverageAnnualReturnYear05	19.81%
10 Years	rr_AverageAnnualReturnYear10	7.93%
PFI Prospectus - Class A, B, C, J, P | MidCap Value Fund III [Member] | MidCap Value III Fund, Class J [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distribution and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	20.68%
5 Years	rr_AverageAnnualReturnYear05	16.53%
10 Years	rr_AverageAnnualReturnYear10	7.11%
PFI Prospectus - Class A, B, C, J, P | SmallCap Blend Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SMALLCAP BLEND FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 268, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 95.2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	95.20%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of each purchase. For this Fund, companies with small market capitalizations are those with market capitalizations within the range of companies comprising the Russell 2000® Index (as of December 31, 2013, this range was between approximately $36 million and $5.268 billion).
The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does not have a policy of preferring one of these categories over the other.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007.

•
The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares.

•	The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares, which were first sold on December 6, 2000.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 each year (Class A shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q4 '11	17.97%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-26.29%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Classes B, C, and J shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Classes B, C, and J shares.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2013
PFI Prospectus - Class A, B, C, J, P | SmallCap Blend Fund [Member] | Russell 2000 Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	38.82%
5 Years	rr_AverageAnnualReturnYear05	20.08%
10 Years	rr_AverageAnnualReturnYear10	9.07%
PFI Prospectus - Class A, B, C, J, P | SmallCap Blend Fund [Member] | SmallCap Blend Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLLAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.46%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[28]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.46%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	690
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	986
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,304
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,200
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	690
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	986
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,304
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,200
Annual Return 2004	rr_AnnualReturn2004	15.69%
Annual Return 2005	rr_AnnualReturn2005	9.09%
Annual Return 2006	rr_AnnualReturn2006	13.52%
Annual Return 2007	rr_AnnualReturn2007	1.23%
Annual Return 2008	rr_AnnualReturn2008	(37.07%)
Annual Return 2009	rr_AnnualReturn2009	20.96%
Annual Return 2010	rr_AnnualReturn2010	23.19%
Annual Return 2011	rr_AnnualReturn2011	(2.17%)
Annual Return 2012	rr_AnnualReturn2012	14.14%
Annual Return 2013	rr_AnnualReturn2013	47.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.29%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	39.39%
5 Years	rr_AverageAnnualReturnYear05	18.32%
10 Years	rr_AverageAnnualReturnYear10	7.79%
PFI Prospectus - Class A, B, C, J, P | SmallCap Blend Fund [Member] | SmallCap Blend Fund, Class A [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	37.11%
5 Years	rr_AverageAnnualReturnYear05	17.90%
10 Years	rr_AverageAnnualReturnYear10	7.11%
PFI Prospectus - Class A, B, C, J, P | SmallCap Blend Fund [Member] | SmallCap Blend Fund, Class A [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	24.10%
5 Years	rr_AverageAnnualReturnYear05	14.92%
10 Years	rr_AverageAnnualReturnYear10	6.33%
PFI Prospectus - Class A, B, C, J, P | SmallCap Blend Fund [Member] | SmallCap Blend Fund, Class B [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLLBX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.03%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.62%)	[28]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.41%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	744
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,268
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,728
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,923
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	244
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	868
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,528
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,923
Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	41.06%
5 Years	rr_AverageAnnualReturnYear05	18.25%
10 Years	rr_AverageAnnualReturnYear10	7.47%
PFI Prospectus - Class A, B, C, J, P | SmallCap Blend Fund [Member] | SmallCap Blend Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSMCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.39%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[28]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.20%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	323
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	724
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,255
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,709
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	223
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	724
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,255
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,709
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	45.41%
5 Years	rr_AverageAnnualReturnYear05	18.86%
10 Years	rr_AverageAnnualReturnYear10	7.61%
PFI Prospectus - Class A, B, C, J, P | SmallCap Blend Fund [Member] | SmallCap Blend Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSBJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.30%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.29%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	231
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	411
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	712
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,567
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	131
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	411
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	712
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,567
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	46.71%
5 Years	rr_AverageAnnualReturnYear05	19.88%
10 Years	rr_AverageAnnualReturnYear10	8.53%
PFI Prospectus - Class A, B, C, J, P | SmallCap Growth Fund I [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SMALLCAP GROWTH FUND I On December 10, 2013, the Board of Directors of Principal Funds, Inc. approved the acquisition of the assets of the SmallCap Growth Fund II by the SmallCap Growth Fund I. This proposal will be submitted for shareholder vote at a Special Meeting of Shareholders of SmallCap Growth Fund II tentatively scheduled for April 18, 2014. Additional information about this proposal will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date shareholders of SmallCap Growth Fund II in February 2014. If shareholders approve this proposal, the acquisition is expected to occur on or about April 25, 2014. Additionally, if shareholders approve this proposal, Emerald Advisers, Inc. will become an additional sub-advisor to the SmallCap Growth Fund I.
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74.7% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.70%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of each purchase. For this Fund, companies with small market capitalizations are those with market capitalizations equal to or smaller than the greater of: 1) $6.0 billion or 2) the highest market capitalization of the companies comprising the Russell 2000® Growth Index (as of December 31, 2013, the range was between approximately $36 million and $5.268 billion). The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.
Principal Management Corporation invests between 10% and 35% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index (listed in the Average Annual Total Returns table) by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 each year (Class J shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	19.83%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-29.28%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2013
PFI Prospectus - Class A, B, C, J, P | SmallCap Growth Fund I [Member] | Russell 2000 Growth Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Label	rr_AverageAnnualReturnLabel	Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	43.30%
5 Years	rr_AverageAnnualReturnYear05	22.58%
10 Years	rr_AverageAnnualReturnYear10	9.41%
PFI Prospectus - Class A, B, C, J, P | SmallCap Growth Fund I [Member] | SmallCap Growth I Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSIJX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.08%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.25%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.58%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[29],[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2016
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	253
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	482
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	845
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,864
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	153
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	482
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	845
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,864
Annual Return 2004	rr_AnnualReturn2004	13.41%
Annual Return 2005	rr_AnnualReturn2005	4.56%
Annual Return 2006	rr_AnnualReturn2006	9.31%
Annual Return 2007	rr_AnnualReturn2007	12.94%
Annual Return 2008	rr_AnnualReturn2008	(45.53%)
Annual Return 2009	rr_AnnualReturn2009	41.60%
Annual Return 2010	rr_AnnualReturn2010	34.75%
Annual Return 2011	rr_AnnualReturn2011	(0.12%)
Annual Return 2012	rr_AnnualReturn2012	14.00%
Annual Return 2013	rr_AnnualReturn2013	42.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.28%)
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	41.25%
5 Years	rr_AverageAnnualReturnYear05	25.31%
10 Years	rr_AverageAnnualReturnYear10	9.44%
PFI Prospectus - Class A, B, C, J, P | SmallCap Growth Fund I [Member] | SmallCap Growth I Fund, Class J [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	36.86%
5 Years	rr_AverageAnnualReturnYear05	24.03%
10 Years	rr_AverageAnnualReturnYear10	8.61%
PFI Prospectus - Class A, B, C, J, P | SmallCap Growth Fund I [Member] | SmallCap Growth I Fund, Class J [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distribution and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	26.07%
5 Years	rr_AverageAnnualReturnYear05	20.95%
10 Years	rr_AverageAnnualReturnYear10	7.71%
PFI Prospectus - Class A, B, C, J, P | SmallCap Growth Fund II [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SMALLCAP GROWTH FUND II On December 10, 2013, the Board of Directors of Principal Funds, Inc. approved the acquisition of the assets of the SmallCap Growth Fund II by the SmallCap Growth Fund I. This proposal will be submitted for shareholder vote at a Special Meeting of Shareholders of SmallCap Growth Fund II tentatively scheduled for April 18, 2014. Additional information about this proposal will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date shareholders of SmallCap Growth Fund II in February 2014. If shareholders approve this proposal, the acquisition is expected to occur on or about April 25, 2014. Additionally, if shareholders approve this proposal, Emerald Advisers, Inc. will become an additional sub-advisor to the SmallCap Growth Fund I.
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78.5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	78.50%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of each purchase. For this Fund, companies with small market capitalizations are those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies comprising the Russell 2000® Growth Index (as of December 31, 2013, this range was between approximately $36 million and $5.268 billion). The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.
Principal Management Corporation invests between 10% and 35% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index (listed in the Average Annual Total Returns table) by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 each year (Class J shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q1 '12	18.76%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-29.97%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2013
PFI Prospectus - Class A, B, C, J, P | SmallCap Growth Fund II [Member] | Russell 2000 Growth Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	43.30%
5 Years	rr_AverageAnnualReturnYear05	22.58%
10 Years	rr_AverageAnnualReturnYear10	9.41%
PFI Prospectus - Class A, B, C, J, P | SmallCap Growth Fund II [Member] | SmallCap Growth II Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPMIX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.39%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.64%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3],[30],[31]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.58%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	261
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	510
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	885
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,938
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	161
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	510
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	885
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,938
Annual Return 2004	rr_AnnualReturn2004	9.92%
Annual Return 2005	rr_AnnualReturn2005	6.05%
Annual Return 2006	rr_AnnualReturn2006	8.06%
Annual Return 2007	rr_AnnualReturn2007	4.84%
Annual Return 2008	rr_AnnualReturn2008	(42.68%)
Annual Return 2009	rr_AnnualReturn2009	30.57%
Annual Return 2010	rr_AnnualReturn2010	27.42%
Annual Return 2011	rr_AnnualReturn2011	(4.86%)
Annual Return 2012	rr_AnnualReturn2012	15.72%
Annual Return 2013	rr_AnnualReturn2013	46.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.97%)
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	45.55%
5 Years	rr_AverageAnnualReturnYear05	21.84%
10 Years	rr_AverageAnnualReturnYear10	7.35%
PFI Prospectus - Class A, B, C, J, P | SmallCap Growth Fund II [Member] | SmallCap Growth II Fund, Class J [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	40.78%
5 Years	rr_AverageAnnualReturnYear05	21.03%
10 Years	rr_AverageAnnualReturnYear10	6.61%
PFI Prospectus - Class A, B, C, J, P | SmallCap Growth Fund II [Member] | SmallCap Growth II Fund, Class J [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distribution and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	28.73%
5 Years	rr_AverageAnnualReturnYear05	17.84%
10 Years	rr_AverageAnnualReturnYear10	5.93%
PFI Prospectus - Class A, B, C, J, P | SmallCap S&P 600 Index Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SMALLCAP S&P 600 INDEX FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14.6% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.60%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor's ("S&P") SmallCap 600 Index at the time of each purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the small cap universe. As of December 31, 2013, the market capitalization range of the Index was between approximately $134 million and $4.59 billion. The Fund employs a passive investment approach designed to attempt to track the performance of the Index. The Fund utilizes derivative strategies. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Fund invests in index futures and exchange-traded funds ("ETFs") on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.

Note:
"Standard & Poor's SmallCap 600" and "S&P SmallCap 600" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Exchange-Traded Funds ("ETFs") Risk. An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the fund invests.
Index Fund Investment Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 each year (Class J shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 '09	20.73%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-25.38%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2013
PFI Prospectus - Class A, B, C, J, P | SmallCap S&P 600 Index Fund [Member] | S&P SmallCap 600 Stock Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P SmallCap 600 Stock Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	41.31%
5 Years	rr_AverageAnnualReturnYear05	21.37%
10 Years	rr_AverageAnnualReturnYear10	10.65%
PFI Prospectus - Class A, B, C, J, P | SmallCap S&P 600 Index Fund [Member] | SmallCap S&P 600 Index Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSSJX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.66%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.65%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	166
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	210
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	367
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	821
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	66
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	210
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	367
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	821
Annual Return 2004	rr_AnnualReturn2004	21.24%
Annual Return 2005	rr_AnnualReturn2005	6.55%
Annual Return 2006	rr_AnnualReturn2006	14.12%
Annual Return 2007	rr_AnnualReturn2007	(1.03%)
Annual Return 2008	rr_AnnualReturn2008	(31.57%)
Annual Return 2009	rr_AnnualReturn2009	24.47%
Annual Return 2010	rr_AnnualReturn2010	25.16%
Annual Return 2011	rr_AnnualReturn2011	0.19%
Annual Return 2012	rr_AnnualReturn2012	15.56%
Annual Return 2013	rr_AnnualReturn2013	40.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.38%)
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	39.34%
5 Years	rr_AverageAnnualReturnYear05	20.41%
10 Years	rr_AverageAnnualReturnYear10	9.72%
PFI Prospectus - Class A, B, C, J, P | SmallCap S&P 600 Index Fund [Member] | SmallCap S&P 600 Index Fund, Class J [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	38.35%
5 Years	rr_AverageAnnualReturnYear05	20.17%
10 Years	rr_AverageAnnualReturnYear10	9.06%
PFI Prospectus - Class A, B, C, J, P | SmallCap S&P 600 Index Fund [Member] | SmallCap S&P 600 Index Fund, Class J [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distribution and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	23.05%
5 Years	rr_AverageAnnualReturnYear05	16.73%
10 Years	rr_AverageAnnualReturnYear10	7.91%
PFI Prospectus - Class A, B, C, J, P | SmallCap Value Fund II [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SMALLCAP VALUE FUND II
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60.5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	60.50%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies with small market capitalizations at the time of each purchase. For this Fund, companies with small market capitalizations are those with market capitalizations within the range of companies comprising the Russell 2000® Value Index (as of December 31, 2013, this range was between approximately $36 million and $4.593 billion) or in securities with market capitalizations of $3.5 billion or less. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in real estate investment trusts.
Principal Management Corporation invests between 10% and 35% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index (listed in the Average Annual Total Returns table) by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	Life of Fund results are measured from the date the Fund's shares were first sold (June 1, 2004).

•	Class J shares were first sold on March 2, 2009.

•	The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class J shares.

•	The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on June 1, 2004.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.The bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for Class J shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 each year (Class J shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q3 '09	23.57%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-27.22%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2013
PFI Prospectus - Class A, B, C, J, P | SmallCap Value Fund II [Member] | Russell 2000 Value Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	34.52%
5 Years	rr_AverageAnnualReturnYear05	17.64%
Since Inception	rr_AverageAnnualReturnSinceInception	8.63%
PFI Prospectus - Class A, B, C, J, P | SmallCap Value Fund II [Member] | SmallCap Value II Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSMJX
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.98%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.77%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3],[32]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.74%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	277
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	554
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	956
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,081
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	177
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	554
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	956
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,081
Annual Return 2005	rr_AnnualReturn2005	6.75%
Annual Return 2006	rr_AnnualReturn2006	19.50%
Annual Return 2007	rr_AnnualReturn2007	(9.78%)
Annual Return 2008	rr_AnnualReturn2008	(37.59%)
Annual Return 2009	rr_AnnualReturn2009	31.16%
Annual Return 2010	rr_AnnualReturn2010	26.39%
Annual Return 2011	rr_AnnualReturn2011	(6.37%)
Annual Return 2012	rr_AnnualReturn2012	16.79%
Annual Return 2013	rr_AnnualReturn2013	38.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.22%)
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	37.36%
5 Years	rr_AverageAnnualReturnYear05	20.19%
Since Inception	rr_AverageAnnualReturnSinceInception	8.08%
PFI Prospectus - Class A, B, C, J, P | SmallCap Value Fund II [Member] | SmallCap Value II Fund, Class J [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	35.29%
5 Years	rr_AverageAnnualReturnYear05	19.81%
Since Inception	rr_AverageAnnualReturnSinceInception	6.97%
PFI Prospectus - Class A, B, C, J, P | SmallCap Value Fund II [Member] | SmallCap Value II Fund, Class J [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class J Return After Taxes on Distribution and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	22.78%
5 Years	rr_AverageAnnualReturnYear05	16.53%
Since Inception	rr_AverageAnnualReturnSinceInception	6.34%
PFI Prospectus - Class A, B, C, J, P | Global Real Estate Securities Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GLOBAL REAL ESTATE SECURITIES FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to generate a total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 268, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52.4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.40%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. and non-U.S. companies principally engaged in the real estate industry at the time of each purchase. For the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITS") and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as those whose products and services relate to the real estate industry such as building supply manufacturers, mortgage lenders, and mortgage servicing companies. The Fund invests in equity securities of small, medium, and large market capitalization companies.
REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. REITs in the U.S. are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code.
Some foreign countries have adopted REIT structures that are very similar to those in the United States. Similarities include pass through tax treatment and portfolio diversification. Other countries may have REIT structures that are significantly different than the U.S. or may not have adopted a REIT like structure at all. The Fund invests a significant percentage of its portfolio in REITs and foreign REIT-like entities.
The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. The Fund typically has investments located in a number of different countries, including the U.S. and countries with emerging securities markets.
The Fund uses derivatives instruments. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Fund engages in certain options transactions, enters into financial futures contracts, currency forwards, and related options for the purpose of portfolio hedging and other purposes.
The Fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry.
The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors who seek a total return, want to invest in U.S. and non-U.S. companies engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Basis Risk. A hedge using derivatives and/or securities could expose the fund to basis risk. Basis risk could arise when the change in price of the hedge may not match the change in price of the asset it hedges. In other words, the hedge could move in a direction that does not match the asset it is trying to hedge.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Industry Concentration Risk (Real Estate). A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries. A fund concentrating in the real estate industry can be subject to the risks associated with direct ownership of real estate, securities of companies in the real estate industry, and/or real estate investment trusts.
Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	Life of Fund results are measured from the date the Fund's shares were first sold (October 1, 2007).

•	Class A and C shares commenced operations on October 1, 2007.

•
During 2007, the Fund processed a significant (relative to the Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit inures all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.

•
Class P shares were first sold on December 29, 2010. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class P shares.

•	The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on October 1, 2007.

•
During 2010, the Institutional Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 each year (Class A shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 '09	30.77%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-29.65%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Classes C and P shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Classes C and P shares.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2013
PFI Prospectus - Class A, B, C, J, P | Global Real Estate Securities Fund [Member] | FTSE EPRA/NAREIT Developed Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	4.39%
5 Years	rr_AverageAnnualReturnYear05	16.06%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.30%)
PFI Prospectus - Class A, B, C, J, P | Global Real Estate Securities Fund [Member] | Global Real Estate Securities Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POSAX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.88%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.24%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.37%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[33]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.37%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	682
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	960
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,259
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,106
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	682
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	960
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,259
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,106
Annual Return 2008	rr_AnnualReturn2008	(45.13%)
Annual Return 2009	rr_AnnualReturn2009	35.63%
Annual Return 2010	rr_AnnualReturn2010	21.84%
Annual Return 2011	rr_AnnualReturn2011	(5.93%)
Annual Return 2012	rr_AnnualReturn2012	29.67%
Annual Return 2013	rr_AnnualReturn2013	5.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.65%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.41%)
5 Years	rr_AverageAnnualReturnYear05	14.95%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.53%)	[34]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2007
PFI Prospectus - Class A, B, C, J, P | Global Real Estate Securities Fund [Member] | Global Real Estate Securities Fund, Class A [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(2.58%)
5 Years	rr_AverageAnnualReturnYear05	13.08%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.00%)	[34]
PFI Prospectus - Class A, B, C, J, P | Global Real Estate Securities Fund [Member] | Global Real Estate Securities Fund, Class A [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	0.13%
5 Years	rr_AverageAnnualReturnYear05	11.26%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.95%)
PFI Prospectus - Class A, B, C, J, P | Global Real Estate Securities Fund [Member] | Global Real Estate Securities Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POSCX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.88%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.39%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.27%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[33]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.20%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	323
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	701
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,208
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,599
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	223
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	701
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,208
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,599
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.42%
5 Years	rr_AverageAnnualReturnYear05	15.35%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.52%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2007
PFI Prospectus - Class A, B, C, J, P | Global Real Estate Securities Fund [Member] | Global Real Estate Securities Fund, Class P Shares [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POSPX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.88%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.24%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.12%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[33]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.08%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	351
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	612
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,359
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	110
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	351
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	612
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,359
Label	rr_AverageAnnualReturnLabel	Class P Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.61%
5 Years	rr_AverageAnnualReturnYear05	17.66%	[35]
Since Inception	rr_AverageAnnualReturnSinceInception	1.26%	[35]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2007
PFI Prospectus - Class A, B, C, J, P | Real Estate Securities Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	REAL ESTATE SECURITIES FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to generate a total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 268, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42.1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.10%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry at the time of each purchase. For this Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITs") and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as those whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. The Fund invests in equity securities of small, medium, and large market capitalization companies.
REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. REITs are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code.
The Fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry.
The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Industry Concentration Risk (Real Estate). A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries. A fund concentrating in the real estate industry can be subject to the risks associated with direct ownership of real estate, securities of companies in the real estate industry, and/or real estate investment trusts.
Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	Class A and B shares commenced operations on June 28, 2005, Class C shares were first sold on January 16, 2007, and Class P shares were first sold on September 27, 2010.

•
The returns for Class A, B, C, and P shares, for the periods prior to those dates, are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, C, and P shares.

•	The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares, which were first sold on December 6, 2000.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 each year (Class A shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q3 '09	33.08%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-33.89%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Classes B, C, J, and P shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Classes B, C, J, and P shares.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2013
PFI Prospectus - Class A, B, C, J, P | Real Estate Securities Fund [Member] | MSCI US REIT Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI US REIT Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.47%
5 Years	rr_AverageAnnualReturnYear05	16.73%
10 Years	rr_AverageAnnualReturnYear10	8.40%
PFI Prospectus - Class A, B, C, J, P | Real Estate Securities Fund [Member] | Real Estate Securities, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRRAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.83%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.25%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.33%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	678
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	948
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,239
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,063
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	678
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	948
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,239
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,063
Annual Return 2004	rr_AnnualReturn2004	33.14%
Annual Return 2005	rr_AnnualReturn2005	14.85%
Annual Return 2006	rr_AnnualReturn2006	35.68%
Annual Return 2007	rr_AnnualReturn2007	(17.87%)
Annual Return 2008	rr_AnnualReturn2008	(32.89%)
Annual Return 2009	rr_AnnualReturn2009	27.30%
Annual Return 2010	rr_AnnualReturn2010	24.77%
Annual Return 2011	rr_AnnualReturn2011	8.70%
Annual Return 2012	rr_AnnualReturn2012	16.59%
Annual Return 2013	rr_AnnualReturn2013	3.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.89%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.08%)
5 Years	rr_AverageAnnualReturnYear05	14.52%
10 Years	rr_AverageAnnualReturnYear10	8.47%
PFI Prospectus - Class A, B, C, J, P | Real Estate Securities Fund [Member] | Real Estate Securities, Class A [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(5.92%)
5 Years	rr_AverageAnnualReturnYear05	13.16%
10 Years	rr_AverageAnnualReturnYear10	6.85%
PFI Prospectus - Class A, B, C, J, P | Real Estate Securities Fund [Member] | Real Estate Securities, Class A [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	1.53%
5 Years	rr_AverageAnnualReturnYear05	11.40%
10 Years	rr_AverageAnnualReturnYear10	6.78%
PFI Prospectus - Class A, B, C, J, P | Real Estate Securities Fund [Member] | Real Estate Securities, Class B [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRLEX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.83%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.91%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.74%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)	[36]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.20%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	723
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,191
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,594
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,682
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	223
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	791
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,394
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,682
Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.70%)
5 Years	rr_AverageAnnualReturnYear05	14.64%
10 Years	rr_AverageAnnualReturnYear10	8.29%
PFI Prospectus - Class A, B, C, J, P | Real Estate Securities Fund [Member] | Real Estate Securities Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRCEX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.83%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.11%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[36]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.11%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	314
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	661
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,134
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,441
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	214
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	661
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,134
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,441
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.85%
5 Years	rr_AverageAnnualReturnYear05	14.93%
10 Years	rr_AverageAnnualReturnYear10	8.36%
PFI Prospectus - Class A, B, C, J, P | Real Estate Securities Fund [Member] | Real Estate Securities Fund, Class P Shares [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIRPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.83%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.16%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[36]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,213
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	101
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	315
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	547
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,213
Label	rr_AverageAnnualReturnLabel	Class P Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.95%
5 Years	rr_AverageAnnualReturnYear05	16.08%
10 Years	rr_AverageAnnualReturnYear10	9.20%
PFI Prospectus - Class A, B, C, J, P | Real Estate Securities Fund [Member] | Real Estate Securities, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PREJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.83%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.21%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.29%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.28%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	230
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	408
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	706
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,555
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	130
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	408
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	706
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,555
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.74%
5 Years	rr_AverageAnnualReturnYear05	15.78%
10 Years	rr_AverageAnnualReturnYear10	8.97%
PFI Prospectus - Class A, B, C, J, P | Diversified International Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DIVERSIFIED INTERNATIONAL FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 268, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76.9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	76.90%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in equity securities of companies domiciled in any of the nations of the world. The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Fund typically invests in at least 30 countries. Primary consideration is given to securities of corporations of developed areas, such as Japan, Western Europe, Canada, Australia, and New Zealand; however, the Fund also invests in emerging market securities. The Fund invests in equity securities of small, medium, and large market capitalization companies.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital in U.S. and non-U.S. markets, including emerging markets, who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international equity securities which trade in non-U.S. currencies.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	Class A and B shares commenced operations on June 28, 2005, Class C shares were first sold on January 16, 2007, and Class P shares were first sold on September 27, 2010.

•
The returns for Class A, B, C, and P shares, for the periods prior to those dates, are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, C, and P shares.

•	The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares, which were first sold on December 6, 2000.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 each year (Class A shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 '09	21.03%
Lowest return for a quarter during the period of the bar chart above:	Q3 '08	-24.17%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Classes B, C, J, and P shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Classes B, C, J, and P shares.
Effective March 1, 2014, the Fund’s primary benchmark will change from the MSCI EAFE Index NDTR D to the MSCI ACWI Ex-U.S. because the MSCI ACWI Ex-U.S. more closely aligns with the Fund’s investments in developed and emerging markets than the MSCI EAFE Index NDTR D.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2013
PFI Prospectus - Class A, B, C, J, P | Diversified International Fund [Member] | MSCI - EAFE NDTR D Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	22.78%
5 Years	rr_AverageAnnualReturnYear05	12.44%
10 Years	rr_AverageAnnualReturnYear10	6.91%
PFI Prospectus - Class A, B, C, J, P | Diversified International Fund [Member] | MSCI ACWI Ex-U.S. Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI ACWI Ex-U.S. Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.29%
5 Years	rr_AverageAnnualReturnYear05	12.81%
10 Years	rr_AverageAnnualReturnYear10	7.57%
PFI Prospectus - Class A, B, C, J, P | Diversified International Fund [Member] | Diversified International Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRWLX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.84%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.31%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.40%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	685
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	969
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,274
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,137
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	685
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	969
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,274
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,137
Annual Return 2004	rr_AnnualReturn2004	19.53%
Annual Return 2005	rr_AnnualReturn2005	23.16%
Annual Return 2006	rr_AnnualReturn2006	27.14%
Annual Return 2007	rr_AnnualReturn2007	15.22%
Annual Return 2008	rr_AnnualReturn2008	(46.57%)
Annual Return 2009	rr_AnnualReturn2009	26.65%
Annual Return 2010	rr_AnnualReturn2010	12.70%
Annual Return 2011	rr_AnnualReturn2011	(11.64%)
Annual Return 2012	rr_AnnualReturn2012	17.51%
Annual Return 2013	rr_AnnualReturn2013	18.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.17%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.54%
5 Years	rr_AverageAnnualReturnYear05	10.58%
10 Years	rr_AverageAnnualReturnYear10	6.65%
PFI Prospectus - Class A, B, C, J, P | Diversified International Fund [Member] | Diversified International Fund, Class A [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	11.30%
5 Years	rr_AverageAnnualReturnYear05	10.57%
10 Years	rr_AverageAnnualReturnYear10	6.12%
PFI Prospectus - Class A, B, C, J, P | Diversified International Fund [Member] | Diversified International Fund, Class A [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	6.99%
5 Years	rr_AverageAnnualReturnYear05	8.68%
10 Years	rr_AverageAnnualReturnYear10	5.72%
PFI Prospectus - Class A, B, C, J, P | Diversified International Fund [Member] | Diversified International Fund, Class B [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRBWX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.84%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.11%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.95%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[37]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.47%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	750
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,260
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,703
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,862
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	250
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	860
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,503
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,862
Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.84%
5 Years	rr_AverageAnnualReturnYear05	10.37%
10 Years	rr_AverageAnnualReturnYear10	6.38%
PFI Prospectus - Class A, B, C, J, P | Diversified International Fund [Member] | Diversified International Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDNCX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.84%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.51%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.35%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[37]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.08%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	311
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	703
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,227
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,662
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	211
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	703
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,227
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,662
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.22%
5 Years	rr_AverageAnnualReturnYear05	11.16%
10 Years	rr_AverageAnnualReturnYear10	6.59%
PFI Prospectus - Class A, B, C, J, P | Diversified International Fund [Member] | Diversified International Fund, Class P Shares [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDIPX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.84%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.45%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.29%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.24%)	[37]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.04%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	575
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,092
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,512
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	106
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	575
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,092
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,512
Label	rr_AverageAnnualReturnLabel	Class P Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	18.51%
5 Years	rr_AverageAnnualReturnYear05	12.13%
10 Years	rr_AverageAnnualReturnYear10	7.38%
PFI Prospectus - Class A, B, C, J, P | Diversified International Fund [Member] | Diversified International Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIIJX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.84%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.21%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.30%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.29%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	231
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	411
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	712
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,567
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	131
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	411
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	712
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,567
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	17.27%
5 Years	rr_AverageAnnualReturnYear05	11.91%
10 Years	rr_AverageAnnualReturnYear10	7.21%
PFI Prospectus - Class A, B, C, J, P | International Emerging Markets Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	INTERNATIONAL EMERGING MARKETS FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 268, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 117.2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	117.20%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies at the time of each purchase. Emerging market companies are:

•	companies with their principal place of business or principal office in emerging market countries or

•	companies whose principal securities trading market is an emerging market country.
Here, "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the MSCI Emerging Markets Index or Barclays Emerging Markets USD Aggregate Bond). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, and New Zealand, and most nations located in Western Europe. The Fund invests in equity securities of small, medium, and large market capitalization companies. The Fund actively trades portfolio securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international equity securities which trade in non-U.S. currencies.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Active Trading Risk. A fund that has a portfolio turnover rate over 100% is considered actively traded. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	Class A and B shares commenced operations on June 28, 2005, Class C shares were first sold on January 16, 2007, and Class P shares were first sold on September 27, 2010.

•
The returns for Class A, B, C, and P shares, for the periods prior to those dates, are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, C, and P shares.

•	The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares, which were first sold on December 6, 2000.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 each year (Class A shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 '09	28.76%
Lowest return for a quarter during the period of the bar chart above:	Q3 '08	-29.21%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Classes B, C, J, and P shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Classes B, C, J, and P shares.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2013
PFI Prospectus - Class A, B, C, J, P | International Emerging Markets Fund [Member] | MSCI-Emerging Markets NDTR D Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets NDTR D Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(2.60%)
5 Years	rr_AverageAnnualReturnYear05	14.79%
10 Years	rr_AverageAnnualReturnYear10	11.17%
PFI Prospectus - Class A, B, C, J, P | International Emerging Markets Fund [Member] | International Emerging Markets Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRIAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.18%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.39%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.82%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[38]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.78%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	721
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,087
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,477
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,566
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	721
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,087
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,477
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,566
Annual Return 2004	rr_AnnualReturn2004	24.95%
Annual Return 2005	rr_AnnualReturn2005	34.98%
Annual Return 2006	rr_AnnualReturn2006	36.42%
Annual Return 2007	rr_AnnualReturn2007	41.05%
Annual Return 2008	rr_AnnualReturn2008	(54.75%)
Annual Return 2009	rr_AnnualReturn2009	67.40%
Annual Return 2010	rr_AnnualReturn2010	18.01%
Annual Return 2011	rr_AnnualReturn2011	(18.04%)
Annual Return 2012	rr_AnnualReturn2012	20.05%
Annual Return 2013	rr_AnnualReturn2013	(5.15%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.21%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(10.38%)
5 Years	rr_AverageAnnualReturnYear05	11.74%
10 Years	rr_AverageAnnualReturnYear10	9.85%
PFI Prospectus - Class A, B, C, J, P | International Emerging Markets Fund [Member] | International Emerging Markets Fund, Class A [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(10.21%)
5 Years	rr_AverageAnnualReturnYear05	11.92%
10 Years	rr_AverageAnnualReturnYear10	8.89%
PFI Prospectus - Class A, B, C, J, P | International Emerging Markets Fund [Member] | International Emerging Markets Fund, Class A [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(5.62%)
5 Years	rr_AverageAnnualReturnYear05	9.70%
10 Years	rr_AverageAnnualReturnYear10	8.14%
PFI Prospectus - Class A, B, C, J, P | International Emerging Markets Fund [Member] | International Emerging Markets Fund, Class B [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIEBX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.18%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.20%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[38]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.78%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	781
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,340
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,831
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,150
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	281
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	940
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,631
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,150
Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(10.80%)
5 Years	rr_AverageAnnualReturnYear05	11.62%
10 Years	rr_AverageAnnualReturnYear10	9.49%
PFI Prospectus - Class A, B, C, J, P | International Emerging Markets Fund [Member] | International Emerging Markets Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMKCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.18%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.63%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.81%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[38]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.80%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	383
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	870
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,483
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,137
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	283
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	870
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,483
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,137
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(7.04%)
5 Years	rr_AverageAnnualReturnYear05	11.97%
10 Years	rr_AverageAnnualReturnYear10	9.54%
PFI Prospectus - Class A, B, C, J, P | International Emerging Markets Fund [Member] | International Emerging Markets Fund, Class P Shares [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIEPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.18%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.83%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.01%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)	[38]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.38%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	140
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	559
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,015
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,278
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	140
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	559
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,015
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,278
Label	rr_AverageAnnualReturnLabel	Class P Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(4.74%)
5 Years	rr_AverageAnnualReturnYear05	13.38%
10 Years	rr_AverageAnnualReturnYear10	10.70%
PFI Prospectus - Class A, B, C, J, P | International Emerging Markets Fund [Member] | International Emerging Markets Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIEJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.18%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.69%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.68%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	271
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	531
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	917
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,997
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	171
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	531
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	917
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,997
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(6.00%)
5 Years	rr_AverageAnnualReturnYear05	13.10%
10 Years	rr_AverageAnnualReturnYear10	10.47%
PFI Prospectus - Class A, B, C, J, P | Bond & Mortgage Securities Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BOND & MORTGAGE SECURITIES FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 268, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 205.6% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	205.60%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in intermediate maturity fixed-income or debt securities rated BBB- or higher by Standard & Poor's Rating Service ("S&P") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's") at the time of each purchase, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; asset-backed securities or mortgage-backed securities representing an interest in a pool of mortgage loans or other assets; debt securities and taxable municipal bonds; and debt securities issued or guaranteed by foreign governments payable in U.S. dollars. The Fund also invests in foreign securities, and up to 20% of its assets in below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade). Under normal circumstances, the Fund maintains an average portfolio duration that is within ±15% or ±0.75 year (whichever is greater) of the duration of the Barclays U.S. Aggregate Bond Index, which as of December 31, 2013 was 5.55 years.
The Fund actively trades securities and enters into dollar roll transactions which may involve leverage. The Fund utilizes derivative strategies for hedging or managing fixed income exposure. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Fund invests in Treasury futures or interest rate swaps to manage the fixed-income exposure (including for hedging purposes) and credit default swaps to increase or decrease, in an efficient manner, exposures to certain sectors or individual issuers. The Fund uses forwards to manage its foreign currency exposure.
During the fiscal year ended October 31, 2013, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

54.50% in securities rated Aaa	19.52% in securities rated Baa	1.46% in securities rated Caa	0.00% in securities rated D
2.76% in securities rated Aa	5.08% in securities rated Ba	0.00% in securities rated Ca	1.02% in securities not rated
10.58% in securities rated A	5.06% in securities rated B	0.02% in securities rated C

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Active Trading Risk. A fund that has a portfolio turnover rate over 100% is considered actively traded. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.
Basis Risk. A hedge using derivatives and/or securities could expose the fund to basis risk. Basis risk could arise when the change in price of the hedge may not match the change in price of the asset it hedges. In other words, the hedge could move in a direction that does not match the asset it is trying to hedge.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund's net asset value, or diminish the fund's performance.
Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007.

•
The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares.

•	The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares, which were first sold on December 6, 2000.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 each year (Class A shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q3 '09	9.08%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-6.25%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Classes B, C, and J shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Classes B, C, and J shares.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2013
PFI Prospectus - Class A, B, C, J, P | Bond & Mortgage Securities Fund [Member] | Barclays Aggregate Bond Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Years	rr_AverageAnnualReturnYear05	4.44%
10 Years	rr_AverageAnnualReturnYear10	4.55%
PFI Prospectus - Class A, B, C, J, P | Bond & Mortgage Securities Fund [Member] | Bond & Mortgage Securities Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRBDX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.52%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.25%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.02%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[39]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.88%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	461
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	672
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	902
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,562
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	461
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	672
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	902
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,562
Annual Return 2004	rr_AnnualReturn2004	4.09%
Annual Return 2005	rr_AnnualReturn2005	2.17%
Annual Return 2006	rr_AnnualReturn2006	4.22%
Annual Return 2007	rr_AnnualReturn2007	2.68%
Annual Return 2008	rr_AnnualReturn2008	(14.66%)
Annual Return 2009	rr_AnnualReturn2009	19.41%
Annual Return 2010	rr_AnnualReturn2010	10.95%
Annual Return 2011	rr_AnnualReturn2011	6.28%
Annual Return 2012	rr_AnnualReturn2012	7.00%
Annual Return 2013	rr_AnnualReturn2013	(1.43%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.25%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(5.11%)
5 Years	rr_AverageAnnualReturnYear05	7.40%
10 Years	rr_AverageAnnualReturnYear10	3.33%
PFI Prospectus - Class A, B, C, J, P | Bond & Mortgage Securities Fund [Member] | Bond & Mortgage Securities Fund, Class A [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(5.99%)
5 Years	rr_AverageAnnualReturnYear05	6.18%
10 Years	rr_AverageAnnualReturnYear10	1.98%
PFI Prospectus - Class A, B, C, J, P | Bond & Mortgage Securities Fund [Member] | Bond & Mortgage Securities Fund, Class A [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(2.89%)
5 Years	rr_AverageAnnualReturnYear05	5.32%
10 Years	rr_AverageAnnualReturnYear10	2.05%
PFI Prospectus - Class A, B, C, J, P | Bond & Mortgage Securities Fund [Member] | Bond & Mortgage Securities Fund, Class B [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PROBX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.52%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.38%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.90%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.30%)	[39]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.60%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	663
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,154
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,594
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,659
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	163
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	754
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,394
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,659
Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(7.00%)
5 Years	rr_AverageAnnualReturnYear05	7.25%
10 Years	rr_AverageAnnualReturnYear10	3.12%
PFI Prospectus - Class A, B, C, J, P | Bond & Mortgage Securities Fund [Member] | Bond & Mortgage Securities Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBMCX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.52%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.51%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.03%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[39]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.75%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	278
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	605
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,063
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,332
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	178
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	605
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,063
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,332
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.20%)
5 Years	rr_AverageAnnualReturnYear05	7.36%
10 Years	rr_AverageAnnualReturnYear10	2.91%
PFI Prospectus - Class A, B, C, J, P | Bond & Mortgage Securities Fund [Member] | Bond & Mortgage Securities Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBMJX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.52%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.17%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.94%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.93%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	195
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	298
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	519
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,154
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	95
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	298
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	519
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,154
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.48%)
5 Years	rr_AverageAnnualReturnYear05	8.12%
10 Years	rr_AverageAnnualReturnYear10	3.56%
PFI Prospectus - Class A, B, C, J, P | California Municipal Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CALIFORNIA MUNICIPAL FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide as high a level of current income that is exempt from federal and state personal income tax as is consistent with prudent investment management and preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 268, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20.4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.40%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in California municipal obligations (securities issued by or on behalf of state or local governments and other public authorities) at the time of each purchase. Generally, these municipal obligations pay interest that is exempt from State personal income tax and federal income tax. These obligations may include bonds that generate interest payments that are subject to the alternative minimum tax. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±50% of the duration of the Barclays California Municipal Bond Index, which as of December 31, 2013 was 8.89 years. The Fund may invest up to 20% of its assets in below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade). The Fund also invests in inverse floating rate obligations, which are generally more volatile than other types of municipal obligations and may involve leverage.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors who are seeking monthly, federally tax-exempt dividends to produce income or to reinvest for modest growth and are willing to accept fluctuations in the value of their investment.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Geographic Concentration Risk. A fund that invests significant portions of its assets in particular geographic areas (such as California or Illinois) has greater exposure than other funds to economic conditions and developments in those areas.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Inverse Floating Rate Investments. Inverse floating rate investments are extremely sensitive to changes in interest rates and in some cases their market value may be extremely volatile.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund's net asset value, or diminish the fund's performance.
Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.

•	Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1989.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 each year (Class A shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q3 '09	11.85%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-10.08%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Classes B and C shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Classes B and C shares.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2013
PFI Prospectus - Class A, B, C, J, P | California Municipal Fund [Member] | Barclays California Municipal Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Barclays California Municipal Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(1.76%)
5 Years	rr_AverageAnnualReturnYear05	6.63%
10 Years	rr_AverageAnnualReturnYear10	4.61%
PFI Prospectus - Class A, B, C, J, P | California Municipal Fund [Member] | California Municipal Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRCMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.04%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.07%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.81%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	455
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	624
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	808
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,339
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	455
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	624
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	808
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,339
Annual Return 2004	rr_AnnualReturn2004	4.76%
Annual Return 2005	rr_AnnualReturn2005	4.04%
Annual Return 2006	rr_AnnualReturn2006	5.26%
Annual Return 2007	rr_AnnualReturn2007	(1.45%)
Annual Return 2008	rr_AnnualReturn2008	(17.73%)
Annual Return 2009	rr_AnnualReturn2009	21.56%
Annual Return 2010	rr_AnnualReturn2010	2.07%
Annual Return 2011	rr_AnnualReturn2011	11.37%
Annual Return 2012	rr_AnnualReturn2012	10.03%
Annual Return 2013	rr_AnnualReturn2013	(3.66%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.08%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(7.30%)
5 Years	rr_AverageAnnualReturnYear05	7.12%
10 Years	rr_AverageAnnualReturnYear10	2.75%
PFI Prospectus - Class A, B, C, J, P | California Municipal Fund [Member] | California Municipal Fund, Class A [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(7.30%)
5 Years	rr_AverageAnnualReturnYear05	7.12%
10 Years	rr_AverageAnnualReturnYear10	2.71%
PFI Prospectus - Class A, B, C, J, P | California Municipal Fund [Member] | California Municipal Fund, Class A [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(2.32%)
5 Years	rr_AverageAnnualReturnYear05	6.70%
10 Years	rr_AverageAnnualReturnYear10	3.11%
PFI Prospectus - Class A, B, C, J, P | California Municipal Fund [Member] | California Municipal Fund, Class B [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SQCMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.04%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	2.32%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.81%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.95%)	[40]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.86%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	689
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,353
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,970
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,222
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	189
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	953
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,770
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,222
Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(9.27%)
5 Years	rr_AverageAnnualReturnYear05	6.60%
10 Years	rr_AverageAnnualReturnYear10	2.47%
PFI Prospectus - Class A, B, C, J, P | California Municipal Fund [Member] | California Municipal Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRCCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.04%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.35%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.84%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	287
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	579
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	995
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,159
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	187
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	579
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	995
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,159
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(5.50%)
5 Years	rr_AverageAnnualReturnYear05	6.91%
10 Years	rr_AverageAnnualReturnYear10	2.26%
PFI Prospectus - Class A, B, C, J, P | Government & High Quality Bond Fund f/k/a Mortgage Securities Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GOVERNMENT & HIGH QUALITY BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high level of current income consistent with safety and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 268, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41.1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.10%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued by the U.S. government, its agencies or instrumentalities or securities that are rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including but not limited to mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities at the time of each purchase. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Barclays Fixed-Rate MBS Index, which as of December 31, 2013 was 5.70 years. The Fund also invests in mortgage-backed securities that are not issued by the U.S. government, its agencies or instrumentalities or rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including collateralized mortgage obligations, and in other obligations that are secured by mortgages or mortgage-backed securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.

•	Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of these classes.

•	The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares.

•	The predecessor fund commenced operations on May 4, 1984.

•
On March 1, 2004, the investment policies of the predecessor fund were modified. As a result, the Fund’s performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place.

•	The Class J shares were first sold on December 15, 2008.

•	The Class P shares were first sold on September 27, 2010.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 each year (Class A shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q3 '06	3.41%
Lowest return for a quarter during the period of the bar chart above:	Q2 '13	-2.13%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Classes B, C, J, and P shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Classes B, C, J, and P shares.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2013
PFI Prospectus - Class A, B, C, J, P | Government & High Quality Bond Fund f/k/a Mortgage Securities Fund [Member] | Barclays MBS Fixed Rate Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Barclays MBS Fixed Rate Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(1.45%)
5 Years	rr_AverageAnnualReturnYear05	3.70%
10 Years	rr_AverageAnnualReturnYear10	4.64%
PFI Prospectus - Class A, B, C, J, P | Government & High Quality Bond Fund f/k/a Mortgage Securities Fund [Member] | Government & High Quality Bond Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMPGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.89%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[41]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.89%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	314
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	502
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	707
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,296
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	314
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	502
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	707
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,296
Annual Return 2004	rr_AnnualReturn2004	3.56%
Annual Return 2005	rr_AnnualReturn2005	2.01%
Annual Return 2006	rr_AnnualReturn2006	4.25%
Annual Return 2007	rr_AnnualReturn2007	5.90%
Annual Return 2008	rr_AnnualReturn2008	3.62%
Annual Return 2009	rr_AnnualReturn2009	7.69%
Annual Return 2010	rr_AnnualReturn2010	5.89%
Annual Return 2011	rr_AnnualReturn2011	5.81%
Annual Return 2012	rr_AnnualReturn2012	3.97%
Annual Return 2013	rr_AnnualReturn2013	(1.69%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.13%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.89%)
5 Years	rr_AverageAnnualReturnYear05	3.81%
10 Years	rr_AverageAnnualReturnYear10	3.84%
PFI Prospectus - Class A, B, C, J, P | Government & High Quality Bond Fund f/k/a Mortgage Securities Fund [Member] | Government & High Quality Bond Fund, Class A [Member] | After Taxes on Distributions

Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(5.09%)
5 Years	rr_AverageAnnualReturnYear05	2.45%
10 Years	rr_AverageAnnualReturnYear10	2.35%
PFI Prospectus - Class A, B, C, J, P | Government & High Quality Bond Fund f/k/a Mortgage Securities Fund [Member] | Government & High Quality Bond Fund, Class A [Member] | After Taxes on Distributions and Sales

Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(2.20%)
5 Years	rr_AverageAnnualReturnYear05	2.44%
10 Years	rr_AverageAnnualReturnYear10	2.41%
PFI Prospectus - Class A, B, C, J, P | Government & High Quality Bond Fund f/k/a Mortgage Securities Fund [Member] | Government & High Quality Bond Fund, Class B [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CBUGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.61%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.11%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[41]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.65%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	668
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,009
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,285
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,085
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	168
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	609
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,085
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,085
Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(7.29%)
5 Years	rr_AverageAnnualReturnYear05	3.08%
10 Years	rr_AverageAnnualReturnYear10	3.43%
PFI Prospectus - Class A, B, C, J, P | Government & High Quality Bond Fund f/k/a Mortgage Securities Fund [Member] | Government & High Quality Bond Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CCUGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.63%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[41]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.63%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	266
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	514
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	887
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,933
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	166
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	514
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	887
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,933
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.55%)
5 Years	rr_AverageAnnualReturnYear05	3.45%
10 Years	rr_AverageAnnualReturnYear10	3.29%
PFI Prospectus - Class A, B, C, J, P | Government & High Quality Bond Fund f/k/a Mortgage Securities Fund [Member] | Government & High Quality Bond Fund, Class P [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGSPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.70%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[41]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.70%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	390
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	871
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	72
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	224
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	390
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	871
Label	rr_AverageAnnualReturnLabel	Class P Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.59%)
5 Years	rr_AverageAnnualReturnYear05	4.38%
10 Years	rr_AverageAnnualReturnYear10	4.12%
PFI Prospectus - Class A, B, C, J, P | Government & High Quality Bond Fund f/k/a Mortgage Securities Fund [Member] | Government & High Quality Bond Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMRJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.94%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.93%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	195
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	298
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	519
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,154
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	95
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	298
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	519
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,154
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.86%)
5 Years	rr_AverageAnnualReturnYear05	4.11%
10 Years	rr_AverageAnnualReturnYear10	3.95%
PFI Prospectus - Class A, B, C, J, P | High Yield Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HIGH YIELD FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a relatively high level of current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 268, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69.6% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.60%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of each purchase Ba1 or lower by Moody's and BB+ or lower by S&P (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade). The Fund also invests in bank loans (also known as senior floating rate interests) and securities of foreign issuers, including those located in developing or emerging countries. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of the Barclays US High Yield 2% Issuer Capped Index, which as of December 31, 2013 was 4.15 years.
During the fiscal year ended October 31, 2013, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

0.00% in securities rated Aaa	7.81% in securities rated Baa	15.27% in securities rated Caa	0.00% in securities rated D
0.00% in securities rated Aa	33.72% in securities rated Ba	0.04% in securities rated Ca	4.65% in securities not rated
0.07% in securities rated A	38.44% in securities rated B	0.00% in securities rated C

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund, and who are willing to accept the risks associated with investing in "junk bonds," foreign securities and emerging markets.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans, reliance on market makers, priority of repayment and overall market volatility may harm the liquidity of loans.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

•	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.

•	Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of these classes.

•
The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on April 8, 1998.

•	The Class P shares were first sold on September 27, 2010.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 each year (Class A shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 '09	18.88%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-11.89%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Classes B, C, and P shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Classes B, C, and P shares.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2013
PFI Prospectus - Class A, B, C, J, P | High Yield Fund [Member] | Barclays U.S. Corporate High Yield 2% Issuer Capped Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.44%
5 Years	rr_AverageAnnualReturnYear05	18.96%
10 Years	rr_AverageAnnualReturnYear10	8.61%
PFI Prospectus - Class A, B, C, J, P | High Yield Fund [Member] | High Yield Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CPHYX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.51%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.16%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.92%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	465
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	657
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	865
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,464
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	465
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	657
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	865
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,464
Annual Return 2004	rr_AnnualReturn2004	11.43%
Annual Return 2005	rr_AnnualReturn2005	6.59%
Annual Return 2006	rr_AnnualReturn2006	14.46%
Annual Return 2007	rr_AnnualReturn2007	5.68%
Annual Return 2008	rr_AnnualReturn2008	(21.34%)
Annual Return 2009	rr_AnnualReturn2009	41.90%
Annual Return 2010	rr_AnnualReturn2010	13.76%
Annual Return 2011	rr_AnnualReturn2011	3.64%
Annual Return 2012	rr_AnnualReturn2012	15.23%
Annual Return 2013	rr_AnnualReturn2013	7.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.89%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.94%
5 Years	rr_AverageAnnualReturnYear05	14.72%
10 Years	rr_AverageAnnualReturnYear10	8.41%
PFI Prospectus - Class A, B, C, J, P | High Yield Fund [Member] | High Yield Fund, Class A [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(0.34%)
5 Years	rr_AverageAnnualReturnYear05	11.14%
10 Years	rr_AverageAnnualReturnYear10	5.26%
PFI Prospectus - Class A, B, C, J, P | High Yield Fund [Member] | High Yield Fund, Class A [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	1.91%
5 Years	rr_AverageAnnualReturnYear05	10.36%
10 Years	rr_AverageAnnualReturnYear10	5.39%
PFI Prospectus - Class A, B, C, J, P | High Yield Fund [Member] | High Yield Fund, Class B [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CBHYX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.51%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.25%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.76%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[42]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.76%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	679
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	954
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,154
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,851
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	179
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	554
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	954
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,851
Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.00%
5 Years	rr_AverageAnnualReturnYear05	14.37%
10 Years	rr_AverageAnnualReturnYear10	8.14%
PFI Prospectus - Class A, B, C, J, P | High Yield Fund [Member] | High Yield Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CCHIX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.51%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.12%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.63%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	266
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	514
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	887
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,933
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	166
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	514
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	887
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,933
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.19%
5 Years	rr_AverageAnnualReturnYear05	14.77%
10 Years	rr_AverageAnnualReturnYear10	8.03%
PFI Prospectus - Class A, B, C, J, P | High Yield Fund [Member] | High Yield Fund, Class P Shares [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PYHPX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.51%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.16%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.67%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[42]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.67%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	214
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	373
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	835
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	68
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	214
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	373
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	835
Label	rr_AverageAnnualReturnLabel	Class P Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.14%
5 Years	rr_AverageAnnualReturnYear05	15.85%
10 Years	rr_AverageAnnualReturnYear10	8.96%
PFI Prospectus - Class A, B, C, J, P | High Yield Fund I [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HIGH YIELD FUND I
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 268, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67.0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of each purchase Ba1 or lower by Moody's and BB+ or lower by S&P (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade). The Fund also invests in bank loans (also known as senior floating rate interests) and securities of foreign issuers. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Barclays US High Yield 2% Issuer Capped Index, which as of December 31, 2013 was 4.15 years.
During the fiscal year ended October 31, 2013, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

0.00% in securities rated Aaa	7.92% in securities rated Baa	10.73% in securities rated Caa	0.05% in securities rated D
0.00% in securities rated Aa	38.38% in securities rated Ba	0.06% in securities rated Ca	0.87% in securities not rated
0.30% in securities rated A	41.69% in securities rated B	0.00% in securities rated C

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking asset class diversification by investing in a fixed-income mutual fund and who are willing to accept the risks associated with investing in "junk bonds."
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans, reliance on market makers, priority of repayment and overall market volatility may harm the liquidity of loans.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market indices.
•Life of Fund results are measured from the date the Fund's shares were first sold (December 29, 2004).

•
The Class A shares were first sold on March 1, 2013. For periods prior to the date on which the Class A shares began operations, its returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the Class A shares.

•	The adjustments result in performance (for the periods prior to the date the Class A shares began operations) that is no higher than the historical performance of the Institutional Class shares.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.The bar chart shows the investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 each year (Class A shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 '09	18.91%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-14.49%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2013
PFI Prospectus - Class A, B, C, J, P | High Yield Fund I [Member] | Barclays U.S. Corporate High Yield 2% Issuer Capped Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.44%
5 Years	rr_AverageAnnualReturnYear05	18.96%
Since Inception	rr_AverageAnnualReturnSinceInception	8.34%
PFI Prospectus - Class A, B, C, J, P | High Yield Fund I [Member] | High Yield I Fund, Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PYHAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.63%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.53%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.41%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.36%)	[43]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.05%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	478
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,135
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,853
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,751
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	478
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,135
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,853
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,751
Annual Return 2005	rr_AnnualReturn2005	3.11%
Annual Return 2006	rr_AnnualReturn2006	8.45%
Annual Return 2007	rr_AnnualReturn2007	2.11%
Annual Return 2008	rr_AnnualReturn2008	(20.34%)
Annual Return 2009	rr_AnnualReturn2009	52.50%
Annual Return 2010	rr_AnnualReturn2010	14.53%
Annual Return 2011	rr_AnnualReturn2011	2.84%
Annual Return 2012	rr_AnnualReturn2012	14.50%
Annual Return 2013	rr_AnnualReturn2013	6.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.49%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.67%
5 Years	rr_AverageAnnualReturnYear05	16.13%
Since Inception	rr_AverageAnnualReturnSinceInception	7.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2004
PFI Prospectus - Class A, B, C, J, P | High Yield Fund I [Member] | High Yield I Fund, Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(0.23%)
5 Years	rr_AverageAnnualReturnYear05	12.81%
Since Inception	rr_AverageAnnualReturnSinceInception	4.83%
PFI Prospectus - Class A, B, C, J, P | High Yield Fund I [Member] | High Yield I Fund, Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	1.75%
5 Years	rr_AverageAnnualReturnYear05	11.72%
Since Inception	rr_AverageAnnualReturnSinceInception	4.83%
PFI Prospectus - Class A, B, C, J, P | Income Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high level of current income consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 268, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20.7% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.70%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in a diversified pool of fixed-income securities including corporate securities, U.S. government securities, and mortgage-backed securities (including collateralized mortgage obligations), up to 35% of which may be in below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade). Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Barclays U.S. Aggregate Bond Index, which as of December 31, 2013 was 5.55 years. The Fund also invests in foreign securities and real estate investment trust ("REIT") securities.
During the fiscal year ended October 31, 2013, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

27.97% in securities rated Aaa	37.35% in securities rated Baa	1.97% in securities rated Caa	0.00% in securities rated D
2.00% in securities rated Aa	3.62% in securities rated Ba	0.00% in securities rated Ca	0.93% in securities not rated
18.93% in securities rated A	7.23% in securities rated B	0.00% in securities rated C

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund, and who are willing to accept the risks associated with investing in "junk bonds," foreign securities, and real estate investment trust securities.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.

•	Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of these classes.

•	The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares.

•	The predecessor fund commenced operations on December 15, 1975.

•	The Class J shares were first sold on September 30, 2009.

•	The Class P shares were first sold on September 27, 2010.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 each year (Class A shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 '09	10.26%
Lowest return for a quarter during the period of the bar chart above:	Q3 '08	-4.74%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Classes B, C, J, and P shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Classes B, C, J, and P shares.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2013
PFI Prospectus - Class A, B, C, J, P | Income Fund [Member] | Barclays Aggregate Bond Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Years	rr_AverageAnnualReturnYear05	4.44%
10 Years	rr_AverageAnnualReturnYear10	4.55%
PFI Prospectus - Class A, B, C, J, P | Income Fund [Member] | Income Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMPIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.15%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.89%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	314
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	502
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	707
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,296
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	314
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	502
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	707
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,296
Annual Return 2004	rr_AnnualReturn2004	5.14%
Annual Return 2005	rr_AnnualReturn2005	1.67%
Annual Return 2006	rr_AnnualReturn2006	5.15%
Annual Return 2007	rr_AnnualReturn2007	5.32%
Annual Return 2008	rr_AnnualReturn2008	(4.89%)
Annual Return 2009	rr_AnnualReturn2009	21.02%
Annual Return 2010	rr_AnnualReturn2010	8.00%
Annual Return 2011	rr_AnnualReturn2011	5.58%
Annual Return 2012	rr_AnnualReturn2012	9.20%
Annual Return 2013	rr_AnnualReturn2013	(0.23%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.74%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.48%)
5 Years	rr_AverageAnnualReturnYear05	8.00%
10 Years	rr_AverageAnnualReturnYear10	5.16%
PFI Prospectus - Class A, B, C, J, P | Income Fund [Member] | Income Fund, Class A [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(4.02%)
5 Years	rr_AverageAnnualReturnYear05	6.10%
10 Years	rr_AverageAnnualReturnYear10	3.26%
PFI Prospectus - Class A, B, C, J, P | Income Fund [Member] | Income Fund, Class A [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(1.41%)
5 Years	rr_AverageAnnualReturnYear05	5.52%
10 Years	rr_AverageAnnualReturnYear10	3.25%
PFI Prospectus - Class A, B, C, J, P | Income Fund [Member] | Income Fund, Class B [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMIBX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.45%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.94%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[44]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.90%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	693
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,005
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,243
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,987
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	605
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,043
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,987
Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(6.04%)
5 Years	rr_AverageAnnualReturnYear05	7.27%
10 Years	rr_AverageAnnualReturnYear10	4.76%
PFI Prospectus - Class A, B, C, J, P | Income Fund [Member] | Income Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNMCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.18%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.67%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	270
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	526
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	907
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,976
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	170
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	526
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	907
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,976
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.97%)
5 Years	rr_AverageAnnualReturnYear05	7.70%
10 Years	rr_AverageAnnualReturnYear10	4.62%
PFI Prospectus - Class A, B, C, J, P | Income Fund [Member] | Income Fund, Class P Shares [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIMPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.69%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[44]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.69%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	221
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	384
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	859
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	70
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	221
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	384
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	859
Label	rr_AverageAnnualReturnLabel	Class P Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.02%)
5 Years	rr_AverageAnnualReturnYear05	8.63%
10 Years	rr_AverageAnnualReturnYear10	5.47%
PFI Prospectus - Class A, B, C, J, P | Income Fund [Member] | Income Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIOJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.96%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3],[44]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.95%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	197
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	305
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	530
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,177
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	97
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	305
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	530
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,177
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.25%)
5 Years	rr_AverageAnnualReturnYear05	8.31%
10 Years	rr_AverageAnnualReturnYear10	5.22%
PFI Prospectus - Class A, B, C, J, P | Inflation Protection Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	INFLATION PROTECTION FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income and real (after inflation) total returns.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 268, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 100.9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	100.90%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index. The Fund also invests in foreign securities, U.S. Treasuries and agency securities. The Fund utilizes derivative strategies, including financial futures contracts, swaps, currency forwards, and options for purposes of managing or adjusting the risk profile (for example, duration) of the Fund. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The Fund actively trades portfolio securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors who want their income and principal investments to keep pace with inflation over time.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Active Trading Risk. A fund that has a portfolio turnover rate over 100% is considered actively traded. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	Life of Fund results are measured from the date the Fund's shares were first sold (December 29, 2004).

•	Class A shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007.

•
The returns for Class A and C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A and C shares.

•	The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on December 29, 2004.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 each year (Class A shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q3 '11	4.35%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-10.39%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Classes C and J shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Classes C and J shares.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2013
PFI Prospectus - Class A, B, C, J, P | Inflation Protection Fund [Member] | Barclays US Treasury Tips Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Barclays US Treasury TIPS Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(8.61%)
5 Years	rr_AverageAnnualReturnYear05	5.63%
Since Inception	rr_AverageAnnualReturnSinceInception	4.51%
PFI Prospectus - Class A, B, C, J, P | Inflation Protection Fund [Member] | Inflation Protection Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PITAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.92%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[45]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.90%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	463
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	655
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	863
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,462
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	463
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	655
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	863
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,462
Annual Return 2005	rr_AnnualReturn2005	2.35%
Annual Return 2006	rr_AnnualReturn2006	0.84%
Annual Return 2007	rr_AnnualReturn2007	5.71%
Annual Return 2008	rr_AnnualReturn2008	(18.46%)
Annual Return 2009	rr_AnnualReturn2009	6.31%
Annual Return 2010	rr_AnnualReturn2010	6.68%
Annual Return 2011	rr_AnnualReturn2011	11.79%
Annual Return 2012	rr_AnnualReturn2012	6.68%
Annual Return 2013	rr_AnnualReturn2013	(8.86%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.39%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(12.26%)
5 Years	rr_AverageAnnualReturnYear05	3.48%
Since Inception	rr_AverageAnnualReturnSinceInception	0.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2004
PFI Prospectus - Class A, B, C, J, P | Inflation Protection Fund [Member] | Inflation Protection Fund, Class A [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(12.69%)
5 Years	rr_AverageAnnualReturnYear05	3.04%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.45%)
PFI Prospectus - Class A, B, C, J, P | Inflation Protection Fund [Member] | Inflation Protection Fund, Class A [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(6.66%)
5 Years	rr_AverageAnnualReturnYear05	2.56%
Since Inception	rr_AverageAnnualReturnSinceInception	0.14%
PFI Prospectus - Class A, B, C, J, P | Inflation Protection Fund [Member] | Inflation Protection Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPOCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.51%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.90%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[45]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.65%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	268
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	569
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	999
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,198
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	168
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	569
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	999
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,198
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(10.44%)
5 Years	rr_AverageAnnualReturnYear05	3.42%
Since Inception	rr_AverageAnnualReturnSinceInception	0.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2004
PFI Prospectus - Class A, B, C, J, P | Inflation Protection Fund [Member] | Inflation Protection Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIPJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.86%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3],[45]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.85%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	187
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	273
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	476
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,060
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	87
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	273
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	476
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,060
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(9.59%)
5 Years	rr_AverageAnnualReturnYear05	4.03%
Since Inception	rr_AverageAnnualReturnSinceInception	0.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2004
PFI Prospectus - Class A, B, C, J, P | Tax-Exempt Bond Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TAX-EXEMPT BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high level of income that is exempt from federal income tax while protecting investors’ capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 268, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38.1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.10%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in tax-exempt bonds (securities issued by or on behalf of state or local governments and other public authorities) at the time of each purchase. Many of these are from California and Illinois. Generally, municipal obligations pay interest that is exempt from federal income tax. The Fund also invests in inverse floating rate obligations, which are generally more volatile than other types of municipal obligations and may involve leverage. The Fund may invest up to 20% of its assets in below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade). Under normal circumstances, the Fund maintains an average portfolio duration that is within ±50% of the duration of the Barclays Municipal Bond Index, which as of December 31, 2013 was 8.39 years.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors who are seeking monthly, federally tax-exempt dividends to produce income or to reinvest for modest growth and are willing to accept fluctuations in the value of their investment.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Geographic Concentration Risk. A fund that invests significant portions of its assets in particular geographic areas (such as California or Illinois) has greater exposure than other funds to economic conditions and developments in those areas.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Inverse Floating Rate Investments. Inverse floating rate investments are extremely sensitive to changes in interest rates and in some cases their market value may be extremely volatile.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund's net asset value, or diminish the fund's performance.
Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.

•	Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on January 3, 1977.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 each year (Class A shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q3 '09	10.13%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-5.96%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Classes B and C shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Classes B and C shares.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2013
PFI Prospectus - Class A, B, C, J, P | Tax-Exempt Bond Fund [Member] | Barclays Municipal Bond Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(2.55%)
5 Years	rr_AverageAnnualReturnYear05	5.89%
10 Years	rr_AverageAnnualReturnYear10	4.29%
PFI Prospectus - Class A, B, C, J, P | Tax-Exempt Bond Fund [Member] | Tax-Exempt Bond Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTEAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.03%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.08%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.81%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	455
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	624
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	808
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,339
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	455
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	624
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	808
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,339
Annual Return 2004	rr_AnnualReturn2004	3.89%
Annual Return 2005	rr_AnnualReturn2005	3.14%
Annual Return 2006	rr_AnnualReturn2006	5.22%
Annual Return 2007	rr_AnnualReturn2007	0.17%
Annual Return 2008	rr_AnnualReturn2008	(12.15%)
Annual Return 2009	rr_AnnualReturn2009	20.36%
Annual Return 2010	rr_AnnualReturn2010	1.80%
Annual Return 2011	rr_AnnualReturn2011	11.03%
Annual Return 2012	rr_AnnualReturn2012	9.02%
Annual Return 2013	rr_AnnualReturn2013	(4.67%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.96%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(8.18%)
5 Years	rr_AverageAnnualReturnYear05	6.35%
10 Years	rr_AverageAnnualReturnYear10	3.05%
PFI Prospectus - Class A, B, C, J, P | Tax-Exempt Bond Fund [Member] | Tax-Exempt Bond Fund, Class A [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(8.18%)
5 Years	rr_AverageAnnualReturnYear05	6.35%
10 Years	rr_AverageAnnualReturnYear10	3.00%
PFI Prospectus - Class A, B, C, J, P | Tax-Exempt Bond Fund [Member] | Tax-Exempt Bond Fund, Class A [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(2.93%)
5 Years	rr_AverageAnnualReturnYear05	6.06%
10 Years	rr_AverageAnnualReturnYear10	3.34%
PFI Prospectus - Class A, B, C, J, P | Tax-Exempt Bond Fund [Member] | Tax-Exempt Bond Fund, Class B [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTBBX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.03%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	2.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.49%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.86%)	[46]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.63%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	666
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,268
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,825
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,999
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	166
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	868
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,625
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,999
Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(10.01%)
5 Years	rr_AverageAnnualReturnYear05	6.02%
10 Years	rr_AverageAnnualReturnYear10	2.89%
PFI Prospectus - Class A, B, C, J, P | Tax-Exempt Bond Fund [Member] | Tax-Exempt Bond Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTBCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.03%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.39%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.87%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[46]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.63%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	266
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	561
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	985
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,167
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	166
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	561
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	985
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,167
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(6.47%)
5 Years	rr_AverageAnnualReturnYear05	6.33%
10 Years	rr_AverageAnnualReturnYear10	2.62%
PFI Prospectus - Class A, B, C, J, P | Money Market Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MONEY MARKET FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 268, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to maintain a stable net asset value of $1.00 per share by investing its assets in a portfolio of high quality, short-term money market instruments such as those issued by banks, corporations (U.S. and non-U.S.), municipalities and the U.S. government. Such instruments include certificates of deposit, bankers acceptances, commercial paper, treasury bills, bonds, and shares of other money market funds. The Fund maintains a dollar weighted average portfolio maturity of 60 days or less. As with all mutual funds, the value of the Fund's assets may rise or fall.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much risk to principal.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007.

•
The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares.

•
The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares, which were first sold on December 6, 2000 and liquidated on March 25, 2012.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 each year (Class A shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q3 '07	1.24%
Lowest return for a quarter during the period of the bar chart above:	Q4 '13	0.00%

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2013
PFI Prospectus - Class A, B, C, J, P | Money Market Fund [Member] | Barclays U.S. Treasury Bellwethers 3 Month Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Treasury Bellwethers 3 Month Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.08%
5 Years	rr_AverageAnnualReturnYear05	0.14%
10 Years	rr_AverageAnnualReturnYear10	1.71%
PFI Prospectus - Class A, B, C, J, P | Money Market Fund [Member] | Money Market Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCSXX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.55%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	176
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	307
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	689
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	56
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	176
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	307
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	689
Annual Return 2004	rr_AnnualReturn2004	0.44%
Annual Return 2005	rr_AnnualReturn2005	2.56%
Annual Return 2006	rr_AnnualReturn2006	4.64%
Annual Return 2007	rr_AnnualReturn2007	4.96%
Annual Return 2008	rr_AnnualReturn2008	2.51%
Annual Return 2009	rr_AnnualReturn2009	0.19%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Annual Return 2011	rr_AnnualReturn2011	0.00%
Annual Return 2012	rr_AnnualReturn2012	0.00%
Annual Return 2013	rr_AnnualReturn2013	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	0.04%
10 Years	rr_AverageAnnualReturnYear10	1.51%
PFI Prospectus - Class A, B, C, J, P | Money Market Fund [Member] | Money Market Fund, Class B [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMBXX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.94%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[47]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.56%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	659
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	966
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,206
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,864
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	159
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	566
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,006
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,864
Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(5.00%)
5 Years	rr_AverageAnnualReturnYear05	(0.40%)
10 Years	rr_AverageAnnualReturnYear10	1.10%
PFI Prospectus - Class A, B, C, J, P | Money Market Fund [Member] | Money Market Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPCXX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.67%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[47]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.67%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	270
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	526
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	907
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,976
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	170
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	526
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	907
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,976
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.00%)
5 Years	rr_AverageAnnualReturnYear05	0.01%
10 Years	rr_AverageAnnualReturnYear10	0.97%
PFI Prospectus - Class A, B, C, J, P | Money Market Fund [Member] | Money Market Fund, Class J [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMJXX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.83%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	184
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	264
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	459
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,024
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	84
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	264
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	459
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,024
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.00%)
5 Years	rr_AverageAnnualReturnYear05	0.01%
10 Years	rr_AverageAnnualReturnYear10	1.30%
PFI Prospectus - Class A, B, C, J, P | Short-Term Income Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SHORT-TERM INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 268, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50.1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.10%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by Standard & Poor's Rating Service or Baa3 or higher by Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor of comparable quality. Under normal circumstances, the Fund maintains an effective maturity of five years or less and an average portfolio duration that is within ±15% of the duration of the Barclays Credit 1-3 Years Index which as of December 31, 2013 was 1.91 years. The Fund's investments also include corporate securities, U.S. and foreign government securities, mortgage-backed and asset-backed securities, and real estate investment trust ("REIT") securities. The Fund invests in securities denominated in foreign currencies and in securities of foreign issuers.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.

•	The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007.

•	Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of these classes.

•	The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares.

•	The predecessor fund commenced operations on November 1, 1993.

•	The Class J shares were first sold on July 12, 2010.

•	The Class P shares were first sold on September 27, 2010.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-5852
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 each year (Class A shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual returns do not reflect sales charges; if they did, results would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	Q2 '09	3.96%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-1.87%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and would be different for Classes C, J, and P shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Classes C, J, and P shares.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2013
PFI Prospectus - Class A, B, C, J, P | Short-Term Income Fund [Member] | Barclays Credit 1-3 Years Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Barclays Credit 1-3 Years Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.45%
5 Years	rr_AverageAnnualReturnYear05	4.46%
10 Years	rr_AverageAnnualReturnYear10	3.68%
PFI Prospectus - Class A, B, C, J, P | Short-Term Income Fund [Member] | Short-Term Income Fund, Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRHQX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.42%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.76%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	301
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	462
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	638
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,146
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	301
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	462
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	638
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,146
Annual Return 2004	rr_AnnualReturn2004	1.62%
Annual Return 2005	rr_AnnualReturn2005	1.83%
Annual Return 2006	rr_AnnualReturn2006	3.76%
Annual Return 2007	rr_AnnualReturn2007	4.33%
Annual Return 2008	rr_AnnualReturn2008	(1.07%)
Annual Return 2009	rr_AnnualReturn2009	10.87%
Annual Return 2010	rr_AnnualReturn2010	4.55%
Annual Return 2011	rr_AnnualReturn2011	1.03%
Annual Return 2012	rr_AnnualReturn2012	4.92%
Annual Return 2013	rr_AnnualReturn2013	0.84%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.87%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.40%)
5 Years	rr_AverageAnnualReturnYear05	3.92%
10 Years	rr_AverageAnnualReturnYear10	2.97%
PFI Prospectus - Class A, B, C, J, P | Short-Term Income Fund [Member] | Short-Term Income Fund, Class A [Member] | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(1.96%)
5 Years	rr_AverageAnnualReturnYear05	3.07%
10 Years	rr_AverageAnnualReturnYear10	1.89%
PFI Prospectus - Class A, B, C, J, P | Short-Term Income Fund [Member] | Short-Term Income Fund, Class A [Member] | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distribution and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(0.79%)
5 Years	rr_AverageAnnualReturnYear05	2.71%
10 Years	rr_AverageAnnualReturnYear10	1.88%
PFI Prospectus - Class A, B, C, J, P | Short-Term Income Fund [Member] | Short-Term Income Fund, Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STCCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.42%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.15%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.57%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	260
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	496
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	855
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,867
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	160
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	496
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	855
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,867
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.95%)
5 Years	rr_AverageAnnualReturnYear05	3.52%
10 Years	rr_AverageAnnualReturnYear10	2.43%
PFI Prospectus - Class A, B, C, J, P | Short-Term Income Fund [Member] | Short-Term Income Fund, Class P Shares [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSTPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.42%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.12%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.54%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[13]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.54%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	55
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	173
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	302
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	677
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	55
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	173
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	302
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	677
Label	rr_AverageAnnualReturnLabel	Class P Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.08%
5 Years	rr_AverageAnnualReturnYear05	4.52%
10 Years	rr_AverageAnnualReturnYear10	3.29%
PFI Prospectus - Class A, B, C, J, P | Short-Term Income Fund [Member] | Short-Term Income Fund, Class J Shares [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSJIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.42%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.87%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.86%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	188
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	276
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	481
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,071
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	88
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	276
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	481
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,071
Label	rr_AverageAnnualReturnLabel	Class J Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.24%)
5 Years	rr_AverageAnnualReturnYear05	4.17%
10 Years	rr_AverageAnnualReturnYear10	3.01%

[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed and 0.41% for Class A and 1.16% for Class B shares. It is expected that the expense limit will continue through the period ending February 28, 2015; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.
[2]	Expense information in the table has been restated to reflect current fees. Effective December 30, 2013, the Distribution and/or Service (12b-1) Fees for Class J shares were reduced.
[3]	Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J. The limit will maintain the level of Distribution Fees not to exceed 0.24%. It is expected that the fee waiver will continue through the period ending February 28, 2015; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the fee waiver prior to the end of the period.
[4]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.41% for Class A shares. It is expected that the expense limit will continue through the period ending February 28, 2015; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.
[5]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.41% for Class A and 1.16% for Class B shares. It is expected that the expense limit will continue through the period ending February 28, 2015; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.
[6]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.41% for Class J shares. It is expected that the expense limit will continue through the period ending February 28, 2015; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.
[7]	Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J. The limit will maintain the level of Distribution Fees not to exceed 0.24%. It is expected that the fee waiver will continue through the period ending February 28, 2015; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the fee waiver prior to the end of the period.
[8]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.69% for Class B shares. It is expected that the expense limit will continue through the period ending February 28, 2015; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.
[9]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.63% for Class A, 1.38% for Class B, 1.38% for Class C, and 0.63% for Class J shares. It is expected that the expense limit will continue through the period ending February 28, 2015; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.
[10]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.70% for Class B shares. It is expected that the expense limit will continue through the period ending February 28, 2015; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.
[11]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.71% for Class B shares. It is expected that the expense limit will continue through the period ending February 28, 2015; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.
[12]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.75% for Class B shares. It is expected that the expense limit will continue through the period ending February 28, 2015; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.
[13]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20% for Class P shares. It is expected that the expense limit will continue through the period ending February 28, 2015; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.
[14]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.97% for Class B. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limit will continue through the period ending February 28, 2015; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.
[15]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2015. The fee waiver will reduce the Fund's Management Fees by 0.018% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the fee waiver prior to the end of the period.
[16]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.25% for Class B shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limit will continue through the period ending February 28, 2015; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.
[17]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2015. The fee waiver will reduce the Fund's Management Fees by 0.016% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the fee waiver prior to the end of the period.
[18]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.25% for Class A shares. It is expected that the expense limit will continue through the period ending February 28, 2015; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.
[19]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2015. The fee waiver will reduce the Fund's Management Fees by 0.014% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the fee waiver prior to the end of the period.
[20]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.30% for Class C shares. It is expected that the expense limit will continue through the period ending February 28, 2015; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.
[21]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.00% for Class B and 1.70% for Class C shares. It is expected that the expense limit will continue through the period ending February 28, 2015; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.
[22]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2015. The fee waiver will reduce the Fund's Management Fees by 0.012% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the fee waiver prior to the end of the period.
[23]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.99% for Class B and 1.82% for Class C shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limit will continue through the period ending February 28, 2015; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.
[24]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.09% for Class B shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limit will continue through the period ending February 28, 2015; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.
[25]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2015. The fee waiver will reduce the Fund's Management Fees by 0.022% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the fee waiver prior to the end of the period.
[26]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2015. The fee waiver will reduce the Fund's Management Fees by 0.06% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the fee waiver prior to the end of the period.
[27]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2015. The fee waiver will reduce the Fund's Management Fees by 0.014% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the fee waiver prior to the end of the period.
[28]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.35% for Class A, 2.29% for Class B, and 2.08% for Class C shares. It is expected that the expense limit will continue through the period ending February 28, 2015; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.
[29]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2016. The fee waiver will reduce the Fund's Management Fees by 0.072% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the fee waiver prior to the end of the period.
[30]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2015. The fee waiver will reduce the Fund's Management Fees by 0.02% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the fee waiver prior to the end of the period.
[31]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.58% for Class J shares. It is expected that the expense limit will continue through the period ending February 28, 2015; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.
[32]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2015. The fee waiver will reduce the Fund's Management Fees by 0.024% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the fee waiver prior to the end of the period.
[33]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.45% for Class A and 2.20% for Class C shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limit will continue through the period ending February 28, 2015; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.
[34]	During 2007, the Fund processed a significant (relative to the Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit inures all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.
[35]	During 2010, the Institutional Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.
[36]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.20% for Class B and 2.20% for Class C shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limit will continue through the period ending February 28, 2015; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.
[37]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.47% for Class B and 2.08% for Class C shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limit will continue through the period ending February 28, 2015; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.
[38]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.78% for Class A, 2.78% for Class B and 2.80% for Class C shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limit will continue through the period ending February 28, 2015; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.
[39]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.88% for Class A, 1.60% for Class B, and 1.75% for Class C shares. It is expected that the expense limit will continue through the period ending February 28, 2015; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.
[40]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.82% for Class B shares. It is expected that the expense limit will continue through the period ending February 28, 2015; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.
[41]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.88% for Class A, 1.65% for Class B, 1.63% for Class C, and 1.00% for Class J shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limit will continue through the period ending February 28, 2015; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.
[42]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.92% for Class B shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limit will continue through the period ending February 28, 2015; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.
[43]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.05% for Class A shares. It is expected that the expense limit will continue through the period ending February 28, 2015; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.
[44]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.90% for Class B, and 1.10% for Class J shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limit will continue through the period ending February 28, 2015; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.
[45]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.90% for Class A, 1.65% for Class C, and 1.15% for Class J shares. It is expected that the expense limit will continue through the period ending February 28, 2015; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.
[46]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.60% for Class B, and 1.60% for Class C shares. It is expected that the expense limit will continue through the period ending February 28, 2015; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.
[47]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.55% for Class B and 1.79% for Class C shares. It is expected that the expense limit will continue through the period ending February 28, 2015; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.